ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year ended December 31, 2021

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2021

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account C (the Separate Account) as of the date listed in the Appendix, the related statements of operations and changes in net assets for the year or period listed in the Appendix, and the related notes including the financial highlights in Note 7 for the year or period in the one-year period ended December 31, 2021 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of the date listed in the Appendix, the results of their operations and changes in net assets for the year or period listed in the Appendix, and the financial highlights in Note 7 for the year or period in the one-year period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year or period ended December 31, 2020 and the financial highlights in Note 7 for each of the years or periods in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of the Separate Account since 2021.

Columbus, Ohio

April 20, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2021, and the related statements of operations and changes in net assets for the year then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series II Shares (1)

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series II Shares (1)

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares (1)

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Equity and Income Fund-Series I Shares

Invesco V.I. Global Fund-Series II Shares (1)

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities-Fund Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. International Growth Fund-Series II Shares

Invesco V.I. Main Street Fund®-Series II Shares (1)

Invesco V.I. Main Street Mid Cap Fund®-Series II Shares (1)

Invesco V.I. Main Street Small Cap Fund®-Series II Shares (1)

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statements of operations and changes in net assets for the period from January 1, 2021 to April 30, 2021 (liquidation).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Managed Volatility Fund

(1)	See footnote 1 for the former name of the sub-account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2002

Cincinnati, OH

April 26, 2021

Appendix

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco Oppenheimer V.I. Global Fund-Series II Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities Fund-Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. International Growth Fund-Series II Shares

Invesco V.I. Managed Volatility Fund-Series II Shares

Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. - Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio - Class I

Discovery Portfolio - Class I

U.S. Real Estate Portfolio - Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio - Administrative Class

PIMCO Real Return Portfolio - Administrative Class

PIMCO Total Return Portfolio - Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2021

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	44,092.537	$601,681	$688,725
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	244,373.243	4,107,872	4,919,233
Invesco V.I. Capital Appreciation Fund-Series II Shares	137,094.198	7,790,823	10,909,956
Invesco V.I. Comstock Fund-Series I Shares	356,524.599	6,142,263	7,536,930
Invesco V.I. Conservative Balanced Fund-Series II Shares	57,489.824	815,242	1,049,189
Invesco V.I. Core Equity Fund-Series I Shares	15,944.268	530,914	602,534
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	69,697.314	5,011,310	7,231,793
Invesco V.I. Diversified Dividend Fund-Series I Shares	13,939.891	358,428	415,688
Invesco V.I. Equity and Income Fund-Series II Shares	42,649.684	853,333	876,451
Invesco V.I. Global Fund-Series II Shares	122,938.210	5,035,147	6,906,669
Invesco V.I. Global Real Estate Fund-Series II Shares	244,449.689	3,929,682	4,285,203
Invesco V.I. Government Securities Fund-Series II Shares	33,181.603	381,529	377,275
Invesco V.I. Health Care Fund-Series I Shares	30,378.200	884,156	1,028,606
Invesco V.I. International Growth Fund-Series II Shares	64,946.141	2,362,368	2,644,607
Invesco V.I. Main Street Fund®-Series II Shares	139,455.247	3,951,295	4,919,981
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	280,980.521	3,153,188	3,526,306
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	175,900.595	4,069,919	5,423,015
Invesco V.I. Small Cap Equity Fund-Series I Shares	209,419.250	3,842,806	4,919,258
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,010,706.367	11,067,138	11,936,442
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	223,558.372	2,459,758	2,541,859
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,877,179.810	20,277,943	23,558,607
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	482,616.390	5,246,744	5,410,130
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	158,766.960	2,255,562	2,968,942
VP Large Company Value Fund-Class II	363,140.149	5,408,092	7,201,069
VP Mid Cap Value Fund-Class II	224,831.279	4,488,487	5,632,024
VP Ultra® Fund-Class II	11,623.294	252,731	353,813
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	15,777.752	311,690	388,764
Technology Growth Portfolio-Initial Shares	27,731.084	677,947	986,949
BNY Mellon Stock Index Fund, Inc. - Service Shares	440,608.168	20,588,740	34,367,437
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	41,830.373	1,475,391	2,390,606
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	18,600.253	712,017	985,069
Government Money Market Portfolio	1,233,581.402	1,233,581	1,233,581
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	106,578.705	1,671,612	2,435,323
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	886,097.838	7,793,851	7,957,159
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	32,350.287	405,536	608,185
DWS Small Mid Cap Value VIP-Class B	27,419.622	374,090	423,907
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	90,040.883	1,626,121	1,765,702
Franklin Mutual Shares VIP Fund -Class 2	91,750.254	1,703,149	1,761,605
Franklin Small Cap Value VIP Fund -Class 2	123,894.471	1,769,758	2,173,109
Franklin U.S. Government Securities VIP Fund -Class 2	119,819.484	1,457,725	1,386,311
Templeton Foreign VIP Fund -Class 2	325,035.330	4,346,538	4,417,230
Templeton Global Bond VIP Fund -Class 2	231,834.951	3,631,022	3,043,993
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	201,585.514	7,168,252	10,712,254
Janus Henderson VIT Enterprise Portfolio-Service Shares	93,815.472	6,237,021	8,676,993
Janus Henderson VIT Global Research Portfolio-Service Shares	2,708.628	96,122	187,735
Janus Henderson VIT Overseas Portfolio-Service Shares	309,359.133	9,177,732	12,689,912
Janus Henderson VIT Research Portfolio-Service Shares	99,860.863	3,695,605	5,426,439
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	80,415.714	887,170	841,953
Discovery Portfolio - Class I	306,195.549	5,129,604	5,217,572
U.S. Real Estate Portfolio - Class I	136,562.896	2,252,254	3,205,131
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	12,033.018	306,606	433,429
Sustainable Equity Portfolio-Class S	78,436.241	2,090,741	2,911,553
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	469,016.036	3,619,589	3,723,987
PIMCO Real Return Portfolio - Administrative Class	386,430.361	4,816,732	5,406,161
PIMCO Total Return Portfolio - Administrative Class	1,309,008.445	14,399,622	14,084,931
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	25,132.535	354,684	445,097
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	103,758.272	2,008,536	2,390,591

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	871.488	$7.247053	$6,317
AB International Value Portfolio - Class B - 1.75% series contract	9.239	7.293886	67
AB International Value Portfolio - Class B - 1.65% series contract	9.244	7.396217	68
AB International Value Portfolio - Class B - 1.55% series contract	4,679.479	7.499599	35,094
AB International Value Portfolio - Class B - 1.50% series contract	1,793.768	7.555694	13,553
AB International Value Portfolio - Class B - 1.45% series contract	2,078.346	7.604468	15,805
AB International Value Portfolio - Class B - 1.25% series contract	77,148.587	7.818645	603,197
AB International Value Portfolio - Class B - 1.00% series contract	1,806.796	8.094073	14,624
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,589.567	23.290671	37,023
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,140.623	23.440927	26,737
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	46.751330	14,210
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,934.250	23.769864	141,056
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,798.722	47.213067	179,349
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,327.442	24.102130	80,198
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,257.318	24.282361	103,378
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	839.328	24.439027	20,512
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	43,102.685	49.592460	2,137,568
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	81,673.564	25.127148	2,052,224
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	4,881.532	26.011874	126,978
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,150.787	30.836560	35,486
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	1,977.896	31.709288	62,718
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	2,104.447	31.913843	67,161
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.882	49.229936	3,785
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,632.864	32.361504	182,288
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,137.537	49.716025	56,554
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	11,184.799	32.813847	367,016
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,793.637	33.059110	125,414
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,374.948	33.272318	112,292
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	27,230.479	52.221490	1,422,016
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	235,902.566	34.209071	8,070,008
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	11,442.525	35.413338	405,218
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	14,586.564	24.283788	354,217
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	10,178.159	24.416720	248,517
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	21,236.689	24.953899	529,938
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	25.090545	11,502
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	17,503.541	25.226878	441,559
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	2,579.847	25.501861	65,791
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,614.887	25.640535	41,407
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	112,625.023	25.920062	2,919,248
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	110,510.167	26.344942	2,911,384
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	493.858	27.066638	13,367
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.244	13.921038	128
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	20.374446	345
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	254.672	14.116313	3,595
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,910.098	20.575629	80,453
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.648	14.313637	138
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	34,765.897	21.612603	751,382
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	14,274.511	14.922276	213,008
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.056	15.447649	140
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	804.276	27.703114	22,281
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	28.149390	183
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	348.665	28.374369	9,893
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	19,310.588	29.526635	570,177
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,473.713	16.709632	58,045
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,191.310	16.766751	53,508
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	56.054	16.780997	941
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	401.247	16.795335	6,739
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	4,959.702	16.809591	83,371
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	13,163.635	16.838147	221,651
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,637.158	16.852452	212,967
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,836.229	16.866754	81,571
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	90,433.380	16.881093	1,526,614
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	285,499.611	16.924108	4,831,826
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	9,093.992	16.995878	154,560
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	116.595	23.612743	2,753
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,099.725	23.741059	49,850
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	14,884.595	24.393330	363,085
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	712.975	10.365212	7,390
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	83,700.808	10.382945	869,061

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	1,463.634	$26.768901	$39,182
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.214	26.941665	248
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	53.097580	2,854
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,842.296	27.319601	104,970
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	140.340	53.621933	7,525
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,472.873	27.701483	68,502
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	4,159.895	27.908734	116,097
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	32,468.059	56.324342	1,828,742
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	160,230.951	28.879527	4,627,394
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,717.998	29.896553	111,155
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,235.899	12.738438	28,480
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	2,640.399	13.099061	34,587
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.900	13.183536	276
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	4,019.717	13.368522	53,738
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	10,125.834	13.555390	137,260
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,225.529	13.656812	85,021
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,474.665	13.745021	20,269
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	270,699.170	14.131971	3,825,513
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,839.436	14.629664	100,059
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	327.424	12.578429	4,119
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,855.274	12.702643	87,080
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	21,440.521	13.342786	286,076
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	96.426	43.513718	4,195
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,700.380	43.943412	74,721
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,574.707	46.158106	949,690
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	1,143.566	14.837703	16,967
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,529.190	15.045889	23,008
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	9.681	15.256250	148
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	557.608	15.370302	8,571
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	160,417.432	15.905073	2,551,451
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	2,700.360	16.465113	44,462
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.210	30.040932	276
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	643.243	30.462449	19,595
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,023.505	35.446079	36,279
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	315.616	30.888163	9,749
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	49,087.320	37.017029	1,817,067
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	93,952.297	32.201593	3,025,414
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	348.021	33.335235	11,601
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	8,565.240	20.694113	177,250
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	5,672.097	20.828588	118,142
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	241.312	21.279788	5,135
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	9,812.867	21.417137	210,164
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.190	21.717694	200
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,546.587	36.273036	56,099
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,951.483	22.021260	87,017
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,554.274	22.185964	34,483
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	18,691.023	38.101164	712,150
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	91,867.326	22.957840	2,109,075
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	698.112	23.766197	16,591
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,800.615	32.505902	58,530
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	398.742	32.715731	13,045
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	429.831	57.298445	24,629
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	124.133	33.174675	4,118
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	229.830	57.864287	13,299
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	712.202	33.638353	23,957
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,654.435	33.889890	56,069
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	47,275.329	60.780383	2,873,413
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	66,291.125	35.068861	2,324,754
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	859.453	36.303599	31,201
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	714.375	26.840311	19,174
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	821.720	27.600111	22,680
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	23.715	27.778057	659
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	575.026	25.884673	14,884
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,440.930	28.167855	68,756
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	142.641	26.078368	3,720
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,252.445	28.561671	92,895
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,316.504	28.775182	95,433
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	921.928	28.960919	26,700
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	30,202.730	27.068693	817,548
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	122,180.723	29.776222	3,638,080
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,851.749	30.824739	118,729

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	$15.876998	$31,308
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	16.326343	11,708
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	536.196	16.431690	8,811
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	16.329946	337
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	36,559.701	16.662186	609,165
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,095.422	16.452062	18,022
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	73,468.873	16.895101	1,241,264
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,379.393	17.131262	194,943
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	59,550.843	17.076305	1,016,908
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	486,454.521	17.613508	8,568,171
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	12,932.449	18.233610	235,805
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,261.840	12.346064	102,002
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,321.511	12.519230	16,544
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,826.192	12.927772	23,609
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,863.323	12.694284	125,208
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	9,649.950	12.871665	124,211
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,851.412	13.418391	38,261
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	141,254.101	13.233997	1,869,356
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	17,713.118	13.699916	242,668
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,362.992	18.127648	97,219
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	17.620554	277
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	73,918.847	18.381910	1,358,770
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	4,611.628	17.752283	81,867
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	147,532.041	18.638887	2,749,833
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	9,922.578	18.778236	186,329
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	41,337.671	18.899352	781,255
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	20,320.620	18.425977	374,427
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	921,424.550	19.431347	17,904,520
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,198.594	20.115594	24,110
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	13.860016	27,363
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,788.185	14.344229	140,404
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,495.224	14.545435	487,203
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.183	14.633802	105
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	6,785.384	14.748778	100,076
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,590.013	14.859042	23,626
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,949.487	14.954944	417,983
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	20,387.137	15.189111	309,662
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	253,469.577	15.375921	3,897,328
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	400.853	15.917243	6,380
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	438.426	24.820804	10,882
VP Capital Appreciation Fund-Class I - 1.70% series contract	338.168	24.918626	8,427
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,226.148	25.016052	180,770
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.958	25.212069	16,437
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.645	25.310689	14,266
VP Capital Appreciation Fund-Class I - 1.45% series contract	117.707	25.409626	2,991
VP Capital Appreciation Fund-Class I - 1.40% series contract	58,683.528	25.509016	1,496,959
VP Capital Appreciation Fund-Class I - 1.25% series contract	47,346.408	25.809474	1,221,986
VP Capital Appreciation Fund-Class I - 1.00% series contract	616.508	26.316589	16,224
VP Large Company Value Fund-Class II - 2.00% series contract	1,359.413	20.611916	28,020
VP Large Company Value Fund-Class II - 1.80% series contract	3,563.024	21.195239	75,519
VP Large Company Value Fund-Class II - 1.75% series contract	9.148	21.332034	195
VP Large Company Value Fund-Class II - 1.70% series contract	1,076.441	24.822200	26,720
VP Large Company Value Fund-Class II - 1.65% series contract *	3,703.285	21.631262	80,107
VP Large Company Value Fund-Class II - 1.65% series contract	412.698	25.038466	10,333
VP Large Company Value Fund-Class II - 1.50% series contract	4,819.612	22.097670	106,502
VP Large Company Value Fund-Class II - 1.45% series contract	89.183	22.240291	1,983
VP Large Company Value Fund-Class II - 1.40% series contract	28,701.196	26.148267	750,487
VP Large Company Value Fund-Class II - 1.55% series contract	8,448.967	21.933666	185,317
VP Large Company Value Fund-Class II - 1.25% series contract	253,681.850	22.866340	5,800,775
VP Large Company Value Fund-Class II - 1.00% series contract	5,707.730	23.671515	135,111
VP Mid Cap Value Fund-Class II - 2.00% series contract	572.521	29.474824	16,875
VP Mid Cap Value Fund-Class II - 1.80% series contract	1,831.691	30.308979	55,517
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.120	30.504484	278
VP Mid Cap Value Fund-Class II - 1.70% series contract	327.132	38.466991	12,584
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,221.967	30.932424	99,663
VP Mid Cap Value Fund-Class II - 1.65% series contract	338.406	38.802037	13,131
VP Mid Cap Value Fund-Class II - 1.55% series contract	6,365.487	31.364822	199,652
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,615.344	31.599268	145,841
VP Mid Cap Value Fund-Class II - 1.40% series contract	14,479.922	40.521732	586,752
VP Mid Cap Value Fund-Class II - 1.25% series contract	133,252.418	32.698378	4,357,138
VP Mid Cap Value Fund-Class II - 1.00% series contract	4,271.616	33.849605	144,593
VP Ultra® Fund-Class II - 1.70% series contract	562.413	52.617961	29,593
VP Ultra® Fund-Class II - 1.65% series contract	116.865	53.076353	6,203
VP Ultra® Fund-Class II - 1.40% series contract	5,737.450	55.428294	318,017

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.180	$26.151473	$239
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.611	26.518430	88,376
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.610	23.937380	254
MidCap Stock Portfolio-Service Shares - 1.55% series contract	19.191	26.889104	516
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	27.090286	18,339
MidCap Stock Portfolio-Service Shares - 1.45% series contract	35.449	27.265092	967
MidCap Stock Portfolio-Service Shares - 1.40% series contract	767.540	24.845993	19,070
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,934.307	28.032629	250,452
MidCap Stock Portfolio-Service Shares - 1.00% series contract	363.570	29.019668	10,551
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	65.057933	530
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,857.321	65.624793	121,886
Technology Growth Portfolio-Initial Shares - 1.40% series contract	12,614.819	68.533139	864,533
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,000.838	32.391693	388,729
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	7,993.118	32.602073	260,592
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,968.644	33.308347	65,572
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	599.869	49.266533	29,553
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	17,662.803	33.523277	592,115
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	50.248338	11,772
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,338.168	33.993476	79,482
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,857.107	50.744416	144,982
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	16,581.369	34.468578	571,536
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,514.013	34.726302	295,660
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,653.416	34.950344	442,241
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	275,148.437	53.301560	14,665,841
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	444,632.947	35.934138	15,977,502
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	22,631.175	37.199111	841,860
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	34.625219	11,709
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.161	34.848637	319
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	45.642316	6,498
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.165	35.337502	324
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	134.411	35.831347	4,816
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	16,331.932	48.415845	790,724
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	41,511.429	37.354812	1,550,652
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	661.083	38.669871	25,564
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	646.234	44.555706	28,793
Appreciation Portfolio-Service Shares - 1.70% series contract	253.788	45.443490	11,533
Appreciation Portfolio-Service Shares - 1.65% series contract	801.050	45.892331	36,762
Appreciation Portfolio-Service Shares - 1.40% series contract	18,835.956	48.204657	907,981
Government Money Market Portfolio - 2.00% series contract	8,762.825	0.774872	6,790
Government Money Market Portfolio - 1.95% series contract	3,819.958	0.780191	2,980
Government Money Market Portfolio - 1.80% series contract	93.506	0.801499	75
Government Money Market Portfolio - 1.75% series contract	30,137.318	0.809403	24,393
Government Money Market Portfolio - 1.70% series contract	10,201.062	0.867273	8,847
Government Money Market Portfolio - 1.65% series contract *	5,123.470	0.820971	4,206
Government Money Market Portfolio - 1.65% series contract	2,701.051	0.875548	2,365
Government Money Market Portfolio - 1.55% series contract	5,419.195	0.835827	4,530
Government Money Market Portfolio - 1.50% series contract	361.928	0.844690	306
Government Money Market Portfolio - 1.45% series contract	393.632	0.850093	335
Government Money Market Portfolio - 1.40% series contract	662,190.028	0.925072	612,573
Government Money Market Portfolio - 1.25% series contract	527,264.724	0.879215	463,579
Government Money Market Portfolio - 1.00% series contract	112,645.001	0.910845	102,602
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	70.977	26.023913	1,847
Calamos® Growth and Income Portfolio - 1.65% series contract *	984.835	26.388954	25,989
Calamos® Growth and Income Portfolio - 1.65% series contract	555.084	25.638369	14,231
Calamos® Growth and Income Portfolio - 1.55% series contract	4,856.465	26.757750	129,948
Calamos® Growth and Income Portfolio - 1.50% series contract	1,006.181	26.957762	27,124
Calamos® Growth and Income Portfolio - 1.40% series contract	11,232.075	26.611253	298,900
Calamos® Growth and Income Portfolio - 1.25% series contract	67,115.193	27.895448	1,872,208
Calamos® Growth and Income Portfolio - 1.00% series contract	2,253.506	28.877506	65,076
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,675.833	22.735159	38,099
Davis Value Portfolio - 1.75% series contract	47.965	22.881854	1,098
Davis Value Portfolio - 1.65% series contract *	263.007	23.202924	6,103
Davis Value Portfolio - 1.65% series contract	994.248	22.113741	21,987
Davis Value Portfolio - 1.55% series contract	10,591.192	23.527274	249,182
Davis Value Portfolio - 1.50% series contract	5,745.150	23.703151	136,178
Davis Value Portfolio - 1.45% series contract	5,178.548	23.856076	123,540
Davis Value Portfolio - 1.40% series contract	16,145.903	22.952926	370,596
Davis Value Portfolio - 1.25% series contract	275,208.571	24.527802	6,750,261
Davis Value Portfolio - 1.00% series contract	10,244.210	25.391387	260,115

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,693.547	$15.456971	$72,548
DWS International Growth VIP-Class A - 1.95% series contract	3,604.994	15.557430	56,084
DWS International Growth VIP-Class A - 1.75% series contract	6,506.925	15.997054	104,092
DWS International Growth VIP-Class A - 1.65% series contract	9.244	16.221554	150
DWS International Growth VIP-Class A - 1.55% series contract	9.644	16.448328	159
DWS International Growth VIP-Class A - 1.50% series contract	349.149	16.571395	5,786
DWS International Growth VIP-Class A - 1.25% series contract	21,344.369	17.147910	366,011
DWS International Growth VIP-Class A - 1.00% series contract	189.020	17.751720	3,355
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.274	21.956082	204
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.279	22.218792	206
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,910.558	22.483650	65,440
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	487.514	22.617276	11,026
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,622.364	23.297467	340,664
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	265.347	23.996019	6,367
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	191.199	23.384920	4,471
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	870.758	23.535756	20,494
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,757.592	23.841630	41,904
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	2,665.653	24.150353	64,376
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,298.381	24.306166	31,559
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	63,084.935	25.100636	1,583,472
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	749.485	25.918622	19,426
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	804.081	17.265205	13,883
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	367.758	17.507416	6,438
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,312.878	17.752130	76,563
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	365.376	17.884903	6,535
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	89,528.968	18.507110	1,656,922
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.961	19.158702	1,264
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	4,891.398	37.964856	185,702
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	3,453.671	38.211630	131,970
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	6,553.050	39.211100	256,952
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.601	39.720573	9,517
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,774.001	40.234764	71,377
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,365.017	40.494417	136,264
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	32,484.960	41.817759	1,358,448
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	529.838	43.180373	22,879
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	8,655.231	10.402512	90,034
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	5,423.962	10.470142	56,790
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.750	10.696893	6,137
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	16,442.915	10.765917	177,023
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.303	10.916951	102
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	3,315.240	11.069522	36,698
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	482.200	11.152249	5,378
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	64.300	11.224237	722
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	79,885.060	11.540176	921,888
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	7,662.410	11.946443	91,539
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	28,247.176	9.286352	262,314
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	19,170.631	9.346690	179,182
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	5,810.792	9.549247	55,489
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	33,915.819	9.610866	325,960
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	9.824501	66
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	6,098.066	9.745732	59,430
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	288.376	9.898002	2,854
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,501.386	9.881953	93,892
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	10,722.844	9.955906	106,756
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	37,839.371	10.273677	388,749
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	279,091.029	10.302283	2,875,275
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	6,306.878	10.665058	67,263
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	13,992.428	11.152596	156,051
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	9,554.725	11.225084	107,253
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	1,600.725	11.444903	18,320
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	20,925.580	11.518764	241,037
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	3,576.780	11.668476	41,736
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	3,268.485	11.819553	38,632
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	452.418	11.895864	5,382
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	196,508.869	12.284695	2,414,052
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,697.298	12.685092	21,530

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	1,300.108	$26.746223	$34,773
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	615.621	38.855460	23,920
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	7,065.729	26.918755	190,201
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,232.240	39.629648	167,722
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,209.823	27.296383	196,802
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	3,939.120	40.021072	157,648
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	18,322.552	27.677850	507,129
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,509.058	27.884771	97,849
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	69.512	28.064686	1,951
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	63,123.545	42.037641	2,653,565
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	229,107.458	28.854503	6,610,782
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,340.533	29.870306	69,912
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	860.402	36.539533	31,439
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	862.290	37.573659	32,399
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.145	37.816074	346
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,765.281	38.346656	144,386
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	44.909	84.811922	3,809
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,532.457	38.882585	176,234
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,229.535	39.173428	165,685
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	19,602.395	89.085923	1,746,297
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	141,672.707	40.535980	5,742,842
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	15,097.874	41.963239	633,556
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.135	31.110194	1,809
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	5,633.931	33.001188	185,926
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	58,530.353	9.675465	566,309
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	40,078.021	9.738353	390,294
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,256.210	9.949454	22,448
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	102,054.028	10.013677	1,021,936
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	24.988208	34
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	576.575	10.154223	5,855
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,337.193	25.205890	33,705
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,529.514	10.296227	242,265
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,945.253	10.373228	238,016
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,459.831	10.440219	77,882
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	85,224.024	26.323376	2,243,384
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	708,712.919	10.734243	7,607,497
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	21,623.423	11.112335	240,287
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,672.630	34.641572	57,942
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	1,481.527	34.866617	51,656
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	2,547.157	35.851707	91,320
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,417.089	36.354509	160,581
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	672.621	54.074699	36,372
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	2,184.000	36.862703	80,508
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	253.790	37.138314	9,425
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,708.860	56.799860	1,062,661
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	100,296.807	38.430038	3,854,410
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	542.041	39.782908	21,564
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.299	14.105368	133
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.303	14.303233	133
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	6,362.637	16.227762	103,251
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,237.626	14.503113	17,949
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	902.378	14.611534	13,185
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	17,808.784	17.045590	303,561
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	24,765.131	15.119760	374,443
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	1,871.859	15.651992	29,298
Discovery Portfolio - Class I - 1.80% series contract	294.327	53.463860	15,737
Discovery Portfolio - Class I - 1.75% series contract	16.543	53.808852	890
Discovery Portfolio - Class I - 1.70% series contract	0.812	57.501175	47
Discovery Portfolio - Class I - 1.65% series contract *	630.370	54.563843	34,395
Discovery Portfolio - Class I - 1.65% series contract	1,860.177	57.931226	107,762
Discovery Portfolio - Class I - 1.55% series contract	2,048.119	55.326403	113,315
Discovery Portfolio - Class I - 1.50% series contract	2,594.380	55.740246	144,611
Discovery Portfolio - Class I - 1.45% series contract	267.845	56.099914	15,026
Discovery Portfolio - Class I - 1.40% series contract	6,771.044	60.129724	407,141
Discovery Portfolio - Class I - 1.25% series contract	73,659.209	57.679148	4,248,600
Discovery Portfolio - Class I - 1.00% series contract	2,177.987	59.710124	130,048
U.S. Real Estate Portfolio - Class I - 1.70% series contract	791.875	41.608871	32,949
U.S. Real Estate Portfolio - Class I - 1.65% series contract	1,043.281	42.019906	43,839
U.S. Real Estate Portfolio - Class I - 1.40% series contract	70,877.193	44.137519	3,128,343

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,404.947	$22.091585	$31,037
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,875.509	22.510792	402,392
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,402.409	15.317905	21,481
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	15.338873	2,382
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.145	15.359700	89,503
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,341.438	15.401472	36,062
Sustainable Equity Portfolio-Class S - 1.40% series contract	103,285.157	15.464318	1,597,235
Sustainable Equity Portfolio-Class S - 1.25% series contract	75,002.392	15.527436	1,164,595
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.859	15.632908	295
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	1,598.307	17.121724	27,366
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	1,437.046	17.606280	25,301
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	2,130.114	17.719872	37,745
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	186.733	28.627306	5,346
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	3,812.022	17.968372	68,496
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	848.500	28.910034	24,530
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	8,381.909	18.219593	152,715
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,668.378	18.355702	67,336
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	18,846.324	30.366836	572,303
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	134,901.422	18.994197	2,562,344
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	9,180.013	19.662878	180,505
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	12,037.077	13.206413	158,966
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	6,800.183	13.292247	90,390
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,832.495	13.580124	24,886
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	17,606.061	13.667733	240,635
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	243.363	18.663789	4,542
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,738.913	13.859505	24,100
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,126.008	18.848100	153,160
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	18,054.772	14.053172	253,727
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,582.689	14.158249	36,566
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,112.380	14.249616	15,851
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	52,571.891	19.797900	1,040,813
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	217,584.299	14.650711	3,187,765
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	11,522.787	15.166447	174,760
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	26,840.336	13.749652	369,046
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	18,958.413	13.839061	262,367
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	5,778.113	14.138766	81,695
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	41,380.069	14.230009	588,839
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	433.285	18.084206	7,836
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,844.954	14.429594	156,488
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,233.604	18.262827	77,318
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	28,139.814	14.631276	411,721
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,507.089	14.740677	169,622
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,648.636	14.835795	54,130
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	85,681.198	19.183124	1,643,633
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	648,856.824	15.253297	9,897,206
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	23,117.353	15.790315	365,030
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	172.129	20.165782	3,471
Guggenheim Long Short Equity Fund - 1.65% series contract	233.202	20.364936	4,749
Guggenheim Long Short Equity Fund - 1.40% series contract	20,423.186	21.391218	436,877
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	6,624.871	13.293686	88,070
Wilshire Global Allocation Fund - 1.70% series contract	11.021	13.314635	147
Wilshire Global Allocation Fund - 1.65% series contract	505.691	13.335436	6,743
Wilshire Global Allocation Fund - 1.55% series contract	7,621.555	13.377167	101,955
Wilshire Global Allocation Fund - 1.50% series contract	6.603	13.398082	88
Wilshire Global Allocation Fund - 1.40% series contract	66,963.729	13.439982	899,991
Wilshire Global Allocation Fund - 1.25% series contract	88,806.664	13.503132	1,199,168
Wilshire Global Allocation Fund - 1.00% series contract	6,938.835	13.608700	94,429

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$11,709	$8,943	$2,766	$11,013	$0	$48,084	$59,097	$61,863
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	20,864	64,367	(43,503)	(9,525)	0	1,127,391	1,117,866	1,074,363
Invesco V.I. Capital Appreciation Fund-Series II Shares	0	137,725	(137,725)	370,287	575,420	1,170,979	2,116,686	1,978,961
Invesco V.I. Comstock Fund-Series I Shares	128,920	101,816	27,104	(28,479)	0	1,872,017	1,843,538	1,870,642
Invesco V.I. Conservative Balanced Fund-Series II Shares	13,238	14,979	(1,741)	70,420	53,355	(31,218)	92,557	90,816
Invesco V.I. Core Equity Fund-Series I Shares	3,696	8,192	(4,496)	11,245	12,659	111,352	135,256	130,760
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	0	97,407	(97,407)	499,343	847,541	(77,407)	1,269,477	1,172,070
Invesco V.I. Diversified Dividend Fund-Series I Shares	8,578	6,004	2,574	10,894	1,553	51,210	63,657	66,231
Invesco V.I. Equity and Income Fund-Series II Shares	14,332	8,563	5,769	1,860	8,555	23,118	33,533	39,302
Invesco V.I. Global Fund-Series II Shares	0	90,177	(90,177)	235,215	352,358	379,186	966,759	876,582
Invesco V.I. Global Real Estate Fund-Series II Shares	104,708	52,354	52,354	24,793	0	790,237	815,030	867,384
Invesco V.I. Government Securities Fund-Series II Shares	8,414	6,087	2,327	1,841	0	(20,140)	(18,299)	(15,972)
Invesco V.I. Health Care Fund-Series I Shares	2,083	14,467	(12,384)	6,775	108,333	831	115,939	103,555
Invesco V.I. International Growth Fund-Series II Shares	28,554	33,562	(5,008)	49,262	183,961	(122,370)	110,853	105,845
Invesco V.I. Main Street Fund®-Series II Shares	23,341	63,061	(39,720)	111,122	265,352	740,102	1,116,576	1,076,856
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	8,641	45,981	(37,340)	(98,834)	0	756,362	657,528	620,188
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	9,671	73,243	(63,572)	183,727	338,140	554,572	1,076,439	1,012,867
Invesco V.I. Managed Volatility Fund-Series II Shares	15,685	4,130	11,555	57,399	0	(6,929)	50,470	62,025
Invesco V.I. Small Cap Equity Fund-Series I Shares	8,207	65,844	(57,637)	52,753	259,753	587,381	899,887	842,250
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	158,520	159,360	(840)	155,359	458,755	454,144	1,068,258	1,067,418
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	36,043	34,022	2,021	15,925	68,350	(61,096)	23,179	25,200
Morningstar Growth ETF Asset Allocation Portfolio-Class II	282,936	310,337	(27,401)	538,125	814,299	1,571,927	2,924,351	2,896,950
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	76,196	73,580	2,616	30,746	164,896	72,289	267,931	270,547
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	41,540	(41,540)	80,485	365,841	(128,117)	318,209	276,669
VP Large Company Value Fund-Class II	87,519	91,730	(4,211)	278,434	0	995,564	1,273,998	1,269,787
VP Mid Cap Value Fund-Class II	56,872	73,349	(16,477)	174,098	0	899,517	1,073,615	1,057,138
VP Ultra® Fund-Class II	0	5,036	(5,036)	52,578	26,995	(11,630)	67,943	62,907
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,566	5,183	(3,617)	5,716	2,247	70,041	78,004	74,387
Technology Growth Portfolio-Initial Shares	0	14,442	(14,442)	78,114	125,732	(87,101)	116,745	102,303
BNY Mellon Stock Index Fund, Inc. - Service Shares	266,934	441,260	(174,326)	2,673,375	1,458,999	3,674,947	7,807,321	7,632,995
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	13,338	28,963	(15,625)	55,683	49,685	402,413	507,781	492,156
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	1,841	12,929	(11,088)	781	85,265	125,382	211,428	200,340
Government Money Market Portfolio	77	21,525	(21,448)	0	0	0	0	(21,448)
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	8,844	30,576	(21,732)	113,066	185,349	150,489	448,904	427,172
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	47,826	106,984	(59,158)	(78,198)	1,302,347	70,154	1,294,303	1,235,145
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	2,044	9,049	(7,005)	18,431	6,818	18,995	44,244	37,239
DWS Small Mid Cap Value VIP-Class B	3,581	5,296	(1,715)	(4,088)	0	102,392	98,304	96,589

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2021

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$47,665	$23,330	$24,335	$(3,269)	$0	$265,498	$262,229	$286,564
Franklin Mutual Shares VIP Fund -Class 2	52,688	23,220	29,468	(68,769)	0	325,800	257,031	286,499
Franklin Small Cap Value VIP Fund -Class 2	22,712	32,036	(9,324)	(16,716)	60,140	419,357	462,781	453,457
Franklin U.S. Government Securities VIP Fund -Class 2	37,320	21,183	16,137	(16,305)	0	(49,116)	(65,421)	(49,284)
Templeton Foreign VIP Fund -Class 2	84,927	64,765	20,162	(41,934)	0	139,734	97,800	117,962
Templeton Global Bond VIP Fund -Class 2	0	43,650	(43,650)	(114,129)	0	(49,618)	(163,747)	(207,397)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	70,318	144,827	(74,509)	748,860	79,529	791,563	1,619,952	1,545,443
Janus Henderson VIT Enterprise Portfolio-Service Shares	21,306	114,546	(93,240)	537,524	803,717	(11,287)	1,329,954	1,236,714
Janus Henderson VIT Global Research Portfolio-Service Shares	670	2,650	(1,980)	15,702	8,789	5,118	29,609	27,629
Janus Henderson VIT Overseas Portfolio-Service Shares	131,151	178,661	(47,510)	178,881	0	1,277,392	1,456,273	1,408,763
Janus Henderson VIT Research Portfolio-Service Shares	919	73,792	(72,873)	558,240	292,931	175,565	1,026,736	953,863
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	34,660	12,018	22,642	6,263	57,446	(101,312)	(37,603)	(14,961)
Discovery Portfolio - Class I	0	80,744	(80,744)	709,223	2,241,339	(3,499,444)	(548,882)	(629,626)
U.S. Real Estate Portfolio - Class I	58,867	40,232	18,635	157,425	0	732,164	889,589	908,224
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	0	6,046	(6,046)	3,439	50,785	(5,182)	49,042	42,996
Sustainable Equity Portfolio-Class S	4,968	39,763	(34,795)	140,554	54,577	405,793	600,924	566,129
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	168,897	50,188	118,709	(536)	0	(32,725)	(33,261)	85,448
PIMCO Real Return Portfolio - Administrative Class	271,387	75,518	195,869	52,615	0	(27,059)	25,556	221,425
PIMCO Total Return Portfolio - Administrative Class	268,370	198,723	69,647	(25,621)	630,933	(1,067,988)	(462,676)	(393,029)
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	2,784	5,948	(3,164)	9,284	0	77,112	86,396	83,232
Wilshire Variable Insurance Trust:			`
Wilshire Global Allocation Fund	26,625	31,367	(4,742)	42,381	129,570	62,452	234,403	229,661

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$2,766	$11,013	$0	$48,084	$61,863	$29,245	$65,820	$(1,673)	$(38,248)	$23,615	$665,110	$688,725
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(43,503)	(9,525)	0	1,127,391	1,074,363	142,778	499,094	(19,237)	(375,553)	698,810	4,220,423	4,919,233
Invesco V.I. Capital Appreciation Fund-Series II Shares	(137,725)	370,287	575,420	1,170,979	1,978,961	227,481	1,270,929	9,002	(1,034,446)	944,515	9,965,441	10,909,956
Invesco V.I. Comstock Fund-Series I Shares	27,104	(28,479)	0	1,872,017	1,870,642	144,477	819,106	(110,598)	(785,227)	1,085,415	6,451,515	7,536,930
Invesco V.I. Conservative Balanced Fund-Series II Shares	(1,741)	70,420	53,355	(31,218)	90,816	33,106	158,218	(2,133)	(127,245)	(36,429)	1,085,618	1,049,189
Invesco V.I. Core Equity Fund-Series I Shares	(4,496)	11,245	12,659	111,352	130,760	9,281	72,146	(778)	(63,643)	67,117	535,417	602,534
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(97,407)	499,343	847,541	(77,407)	1,172,070	131,233	1,309,096	36,469	(1,141,394)	30,676	7,201,117	7,231,793
Invesco V.I. Diversified Dividend Fund-Series I Shares	2,574	10,894	1,553	51,210	66,231	6,219	53,524	11,317	(35,988)	30,243	385,445	415,688
Invesco V.I. Equity and Income Fund-Series II Shares	5,769	1,860	8,555	23,118	39,302	10,848	109,084	935,385	837,149	876,451	0	876,451
Invesco V.I. Global Fund-Series II Shares	(90,177)	235,215	352,358	379,186	876,582	233,719	798,331	(7,665)	(572,277)	304,305	6,602,364	6,906,669
Invesco V.I. Global Real Estate Fund-Series II Shares	52,354	24,793	0	790,237	867,384	210,651	498,979	(71,709)	(360,037)	507,347	3,777,856	4,285,203
Invesco V.I. Government Securities Fund-Series II Shares	2,327	1,841	0	(20,140)	(15,972)	9,398	41,817	(56,606)	(89,025)	(104,997)	482,272	377,275
Invesco V.I. Health Care Fund-Series I Shares	(12,384)	6,775	108,333	831	103,555	15,745	77,093	4,594	(56,754)	46,801	981,805	1,028,606
Invesco V.I. International Growth Fund-Series II Shares	(5,008)	49,262	183,961	(122,370)	105,845	90,807	205,969	157,169	42,007	147,852	2,496,755	2,644,607
Invesco V.I. Main Street Fund®-Series II Shares	(39,720)	111,122	265,352	740,102	1,076,856	89,585	480,814	(156,141)	(547,370)	529,486	4,390,495	4,919,981
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(37,340)	(98,834)	0	756,362	620,188	63,064	265,257	73,219	(128,974)	491,214	3,035,092	3,526,306
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(63,572)	183,727	338,140	554,572	1,012,867	127,418	731,435	(160,099)	(764,116)	248,751	5,174,264	5,423,015
Invesco V.I. Managed Volatility Fund-Series II Shares	11,555	57,399	0	(6,929)	62,025	6,488	7,834	(918,477)	(919,823)	(857,798)	857,798	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(57,637)	52,753	259,753	587,381	842,250	186,872	713,398	16,958	(509,568)	332,682	4,586,576	4,919,258
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	(840)	155,359	458,755	454,144	1,067,418	409,304	1,436,793	26,226	(1,001,263)	66,155	11,870,287	11,936,442
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,021	15,925	68,350	(61,096)	25,200	157,982	405,625	(12,157)	(259,800)	(234,600)	2,776,459	2,541,859
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(27,401)	538,125	814,299	1,571,927	2,896,950	765,697	1,873,848	(313,756)	(1,421,907)	1,475,043	22,083,564	23,558,607
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	2,616	30,746	164,896	72,289	270,547	132,933	472,691	(50,303)	(390,061)	(119,514)	5,529,644	5,410,130
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(41,540)	80,485	365,841	(128,117)	276,669	77,115	344,166	(53,506)	(320,557)	(43,888)	3,012,830	2,968,942
VP Large Company Value Fund-Class II	(4,211)	278,434	0	995,564	1,269,787	315,907	844,411	(93,060)	(621,564)	648,223	6,552,846	7,201,069
VP Mid Cap Value Fund-Class II	(16,477)	174,098	0	899,517	1,057,138	269,997	726,705	(59,495)	(516,203)	540,935	5,091,089	5,632,024
VP Ultra® Fund-Class II	(5,036)	52,578	26,995	(11,630)	62,907	3,018	150,548	74,880	(72,650)	(9,743)	363,556	353,813
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(3,617)	5,716	2,247	70,041	74,387	15,639	41,718	43,296	17,217	91,604	297,160	388,764
Technology Growth Portfolio-Initial Shares	(14,442)	78,114	125,732	(87,101)	102,303	8,490	138,170	(1,402)	(131,082)	(28,779)	1,015,728	986,949
BNY Mellon Stock Index Fund, Inc. - Service Shares	(174,326)	2,673,375	1,458,999	3,674,947	7,632,995	692,834	3,983,741	(803,358)	(4,094,265)	3,538,730	30,828,707	34,367,437
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(15,625)	55,683	49,685	402,413	492,156	54,281	217,214	31,571	(131,362)	360,794	2,029,812	2,390,606
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(11,088)	781	85,265	125,382	200,340	19,029	30,459	(15,302)	(26,732)	173,608	811,461	985,069
Government Money Market Portfolio	(21,448)	0	0	0	(21,448)	40,026	414,254	184,097	(190,131)	(211,579)	1,445,160	1,233,581
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(21,732)	113,066	185,349	150,489	427,172	84,662	380,291	(6,249)	(301,878)	125,294	2,310,029	2,435,323
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(59,158)	(78,198)	1,302,347	70,154	1,235,145	204,340	970,688	(93,653)	(860,001)	375,144	7,582,015	7,957,159
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(7,005)	18,431	6,818	18,995	37,239	17,379	39,360	3,064	(18,917)	18,322	589,863	608,185
DWS Small Mid Cap Value VIP-Class B	(1,715)	(4,088)	0	102,392	96,589	23,458	31,532	(5,641)	(13,715)	82,874	341,033	423,907

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$24,335	$(3,269)	$0	$265,498	$286,564	$88,414	$246,682	$(51,912)	$(210,180)	$76,384	$1,689,318	$1,765,702
Franklin Mutual Shares VIP Fund -Class 2	29,468	(68,769)	0	325,800	286,499	73,528	319,996	(4,262)	(250,730)	35,769	1,725,836	1,761,605
Franklin Small Cap Value VIP Fund -Class 2	(9,324)	(16,716)	60,140	419,357	453,457	54,617	252,689	(43,654)	(241,726)	211,731	1,961,378	2,173,109
Franklin U.S. Government Securities VIP Fund -Class 2	16,137	(16,305)	0	(49,116)	(49,284)	52,456	189,010	(81,152)	(217,706)	(266,990)	1,653,301	1,386,311
Templeton Foreign VIP Fund -Class 2	20,162	(41,934)	0	139,734	117,962	187,943	431,095	163,932	(79,220)	38,742	4,378,488	4,417,230
Templeton Global Bond VIP Fund -Class 2	(43,650)	(114,129)	0	(49,618)	(207,397)	158,919	351,101	156,503	(35,679)	(243,076)	3,287,069	3,043,993
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	(74,509)	748,860	79,529	791,563	1,545,443	356,259	2,158,411	243,954	(1,558,198)	(12,755)	10,725,009	10,712,254
Janus Henderson VIT Enterprise Portfolio-Service Shares	(93,240)	537,524	803,717	(11,287)	1,236,714	342,496	1,491,341	2,418	(1,146,427)	90,287	8,586,706	8,676,993
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,980)	15,702	8,789	5,118	27,629	1,619	19,747	(1)	(18,129)	9,500	178,235	187,735
Janus Henderson VIT Overseas Portfolio-Service Shares	(47,510)	178,881	0	1,277,392	1,408,763	388,494	1,399,556	(80,810)	(1,091,872)	316,891	12,373,021	12,689,912
Janus Henderson VIT Research Portfolio-Service Shares	(72,873)	558,240	292,931	175,565	953,863	117,733	573,422	(696,521)	(1,152,210)	(198,347)	5,624,786	5,426,439
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	22,642	6,263	57,446	(101,312)	(14,961)	46,691	53,840	(56,251)	(63,400)	(78,361)	920,314	841,953
Discovery Portfolio - Class I	(80,744)	709,223	2,241,339	(3,499,444)	(629,626)	143,389	948,403	(13,726)	(818,740)	(1,448,366)	6,665,938	5,217,572
U.S. Real Estate Portfolio - Class I	18,635	157,425	0	732,164	908,224	64,574	245,941	(26,045)	(207,412)	700,812	2,504,319	3,205,131
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(6,046)	3,439	50,785	(5,182)	42,996	5,030	5,747	13,547	12,830	55,826	377,603	433,429
Sustainable Equity Portfolio-Class S	(34,795)	140,554	54,577	405,793	566,129	53,826	500,643	10,957	(435,860)	130,269	2,781,284	2,911,553
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	118,709	(536)	0	(32,725)	85,448	173,825	502,594	158,539	(170,230)	(84,782)	3,808,769	3,723,987
PIMCO Real Return Portfolio - Administrative Class	195,869	52,615	0	(27,059)	221,425	215,201	800,754	(5,031)	(590,584)	(369,159)	5,775,320	5,406,161
PIMCO Total Return Portfolio - Administrative Class	69,647	(25,621)	630,933	(1,067,988)	(393,029)	607,975	1,885,842	266,937	(1,010,930)	(1,403,959)	15,488,890	14,084,931
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(3,164)	9,284	0	77,112	83,232	9,226	33,135	8,309	(15,600)	67,632	377,465	445,097
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(4,742)	42,381	129,570	62,452	229,661	108,417	184,453	(24,620)	(100,656)	129,005	2,261,586	2,390,591

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$1,604	$(8,158)	$0	$14,572	$8,018	$34,874	$37,221	$1,887	$(460)	$7,558	$657,552	$665,110
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	(110,288)	338,428	1,314,306	1,075,236	2,617,682	272,143	838,664	(72,796)	(639,317)	1,978,365	7,987,076	9,965,441
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	4,724	51,730	23,758	47,215	127,427	37,838	132,658	(183)	(95,003)	32,424	1,053,194	1,085,618
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares	(54,876)	109,420	0	2,297,890	2,352,434	105,588	468,181	5,211,276	4,848,683	7,201,117	0	7,201,117
Invesco Oppenheimer V.I. Global Fund-Series II Shares	(52,666)	283,870	205,115	915,914	1,352,233	287,026	970,938	(294,315)	(978,227)	374,006	6,228,358	6,602,364
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	(9,168)	(38,386)	390,145	107,336	449,927	117,961	368,163	(451,946)	(702,148)	(252,221)	4,642,716	4,390,495
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	(42,049)	(134,149)	62,148	895,940	781,890	164,679	578,741	(73,824)	(487,886)	294,004	4,880,260	5,174,264
Invesco V.I. American Value Fund-Series I Shares Fund	(17,263)	(28,314)	35,236	(34,537)	(44,878)	161,664	374,990	(36,425)	(249,751)	(294,629)	4,515,052	4,220,423
Invesco V.I. Comstock Fund-Series I Shares	57,634	(192,864)	153,391	(180,045)	(161,884)	174,988	482,552	24,570	(282,994)	(444,878)	6,896,393	6,451,515
Invesco V.I. Core Equity Fund-Series I Shares	(690)	14,904	110,890	(65,504)	59,600	9,723	10,541	(39,088)	(39,906)	19,694	515,723	535,417
Invesco V.I. Diversified Dividend Fund-Series I Shares	6,671	(1,411)	10,035	(21,957)	(6,662)	8,977	14,761	(18,779)	(24,563)	(31,225)	416,670	385,445
Invesco V.I. Global Real Estate Fund-Series II Shares	123,220	(35,851)	106,955	(869,451)	(675,127)	268,843	353,500	(370,838)	(455,495)	(1,130,622)	4,908,478	3,777,856
Invesco V.I. Government Securities Fund-Series II Shares	3,645	294	0	15,044	18,983	11,675	11,556	49,316	49,435	68,418	413,854	482,272
Invesco V.I. Health Care Fund-Series I Shares	(10,303)	12,285	22,261	89,049	113,292	19,214	75,680	(37,166)	(93,632)	19,660	962,145	981,805
Invesco V.I. International Growth Fund-Series II Shares	19,115	(9,375)	50,767	201,578	262,085	95,175	136,103	(64,730)	(105,658)	156,427	2,340,328	2,496,755
Invesco V.I. Managed Volatility Fund-Series II Shares	2,712	(83,035)	18,941	21,775	(39,607)	20,788	57,542	(56,797)	(93,551)	(133,158)	990,956	857,798
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(24,147)	(111,401)	561,466	(204,424)	221,494	72,128	169,378	2,986	(94,264)	127,230	2,907,862	3,035,092
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(23,288)	(1,499,785)	1,602,272	(399,131)	(319,932)	56,865	146,377	(5,256,143)	(5,345,655)	(5,665,587)	5,665,587	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(36,282)	(254,344)	336,314	924,492	970,180	234,972	441,297	(215,170)	(421,495)	548,685	4,037,891	4,586,576
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	75,241	(17,250)	142,285	633,686	833,962	440,084	1,091,857	(44,168)	(695,941)	138,021	11,732,266	11,870,287
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	13,298	(6,375)	14,896	134,392	156,211	155,082	208,394	286,610	233,298	389,509	2,386,950	2,776,459
Morningstar Growth ETF Asset Allocation Portfolio-Class II	138,476	231,847	579,218	546,527	1,496,068	810,207	2,539,043	(691,233)	(2,420,069)	(924,001)	23,007,565	22,083,564
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37,317	(28,998)	61,805	288,658	358,782	172,120	460,473	(117,121)	(405,474)	(46,692)	5,576,336	5,529,644
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(33,229)	5,988	266,251	620,502	859,512	88,563	311,006	(131,693)	(354,136)	505,376	2,507,454	3,012,830
VP Large Company Value Fund-Class II	15,846	114,805	48,899	(115,812)	63,738	380,216	502,067	(100,075)	(221,926)	(158,188)	6,711,034	6,552,846
VP Mid Cap Value Fund-Class II	16,660	(35,721)	0	(78,855)	(97,916)	341,249	758,444	(321,208)	(738,403)	(836,319)	5,927,408	5,091,089
VP Ultra® Fund-Class II	(4,235)	(4,468)	24,716	93,018	109,031	6,082	3,423	(564)	2,095	111,126	252,430	363,556
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,144)	(9,689)	0	29,007	17,174	25,145	17,832	(21,330)	(14,017)	3,157	294,003	297,160
Technology Growth Portfolio-Initial Shares	(8,966)	46,553	70,674	283,625	391,886	11,418	119,099	152,284	44,603	436,489	579,239	1,015,728
BNY Mellon Stock Index Fund, Inc. - Service Shares	(9,535)	1,779,113	1,721,631	800,564	4,291,773	896,412	2,363,409	(679,447)	(2,146,444)	2,145,329	28,683,378	30,828,707
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(8,797)	35,962	25,239	392,254	444,658	61,381	546,926	6,606	(478,939)	(34,281)	2,064,093	2,029,812
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(6,857)	(16,566)	65,959	108,965	151,501	18,276	151,639	(21,511)	(154,874)	(3,373)	814,834	811,461
Government Money Market Portfolio	(21,696)	0	0	0	(21,696)	45,969	532,669	462,709	(23,991)	(45,687)	1,490,847	1,445,160
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(16,799)	55,540	12,318	359,992	411,051	95,418	252,950	(5,521)	(163,053)	247,998	2,062,031	2,310,029
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(37,668)	(453,637)	192,288	1,003,881	704,864	245,094	694,253	5,338	(443,821)	261,043	7,320,972	7,582,015
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	489	21,047	0	133,699	155,235	17,705	22,496	181,593	176,802	332,037	257,826	589,863
DWS Small Mid Cap Value VIP-Class B	(503)	(37,397)	24,967	(4,283)	(17,216)	27,274	39,846	(18,768)	(31,340)	(48,556)	389,589	341,033

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$16,529	$(200,433)	$29,976	$4,302	$(149,626)	$220,601	$367,433	$(188,392)	$(335,224)	$(484,850)	$2,174,168	$1,689,318
Franklin Mutual Shares VIP Fund -Class 2	24,513	(132,130)	64,202	(124,407)	(167,822)	92,758	142,143	(141,695)	(191,080)	(358,902)	2,084,738	1,725,836
Franklin Small Cap Value VIP Fund -Class 2	111,411	(143,859)	0	172,364	139,916	71,960	169,737	81,898	(15,879)	124,037	1,837,341	1,961,378
Franklin U.S. Government Securities VIP Fund -Class 2	35,508	(11,634)	0	8,963	32,837	73,005	213,648	389,310	248,667	281,504	1,371,797	1,653,301
Templeton Foreign VIP Fund -Class 2	81,494	(202,620)	0	(12,389)	(133,515)	238,922	313,913	(203,536)	(278,527)	(412,042)	4,790,530	4,378,488
Templeton Global Bond VIP Fund -Class 2	235,215	(147,609)	0	(309,728)	(222,122)	188,299	299,865	(20,063)	(131,629)	(353,751)	3,640,820	3,287,069
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	12,987	350,080	151,831	695,052	1,209,950	396,807	1,168,036	52,232	(718,997)	490,953	10,234,056	10,725,009
Janus Henderson VIT Enterprise Portfolio-Service Shares	(94,275)	201,833	550,792	626,545	1,284,895	407,285	570,605	(121,414)	(284,734)	1,000,161	7,586,545	8,586,706
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,276)	943	8,058	19,560	27,285	2,176	259	(3)	1,914	29,199	149,036	178,235
Janus Henderson VIT Overseas Portfolio-Service Shares	(18,527)	(207,559)	0	1,796,299	1,570,213	467,023	945,387	(151,802)	(630,166)	940,047	11,432,974	12,373,021
Janus Henderson VIT Research Portfolio-Service Shares	(53,040)	146,795	397,616	866,697	1,358,068	132,434	442,196	264,804	(44,958)	1,313,110	4,311,676	5,624,786
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	14,905	25,352	10,230	7,624	58,111	71,831	168,681	15,976	(80,874)	(22,763)	943,077	920,314
Discovery Portfolio - Class I	(58,396)	444,320	499,371	3,329,085	4,214,380	138,732	587,423	(44,204)	(492,895)	3,721,485	2,944,453	6,665,938
U.S. Real Estate Portfolio - Class I	33,342	120,441	67,858	(805,320)	(583,679)	79,145	153,665	(56,249)	(130,769)	(714,448)	3,218,767	2,504,319
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,400)	6,945	17,592	87,051	107,188	5,774	20,125	(65)	(14,416)	92,772	284,831	377,603
Sustainable Equity Portfolio-Class S	(23,776)	4,677	103,251	336,227	420,379	70,988	277,533	(29,835)	(236,380)	183,999	2,597,285	2,781,284
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	130,161	(44,528)	0	62,481	148,114	328,821	489,264	(90,638)	(251,081)	(102,967)	3,911,736	3,808,769
PIMCO Real Return Portfolio - Administrative Class	2,612	(139,879)	0	714,022	576,755	265,112	880,685	(416,509)	(1,032,082)	(455,327)	6,230,647	5,775,320
PIMCO Total Return Portfolio - Administrative Class	118,188	(51,909)	168,363	798,953	1,033,595	791,777	1,706,589	385,217	(529,595)	504,000	14,984,890	15,488,890
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(1,969)	639	0	14,633	13,303	11,150	21,024	4,832	(5,042)	8,261	369,204	377,465
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	51,814	961	0	158,731	211,506	125,469	88,891	(574)	36,004	247,510	2,014,076	2,261,586

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of Great American Life Insurance Company (“GALIC”), which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, GALIC was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2021 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series II Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series II Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Equity and Income Fund-Series II Shares

•	Invesco V.I. Global Fund-Series II Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. International Growth Fund-Series II Shares

•	Invesco V.I. Main Street Fund®-Series II Shares

•	Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

•	Invesco V.I. Main Street Small Cap Fund®-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class II

•	VP Mid Cap Value Fund-Class II

•	VP Ultra® Fund-Class II

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Variable Series II:

•	DWS International Growth VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio -Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Mid Cap Growth Portfolio-Class S

•	Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust:

•	Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 30, 2021, Invesco V.I. Mid Cap Core Equity Fund was renamed Invesco V.I. Main Street Mid Cap Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Conservative Balanced Fund was renamed Invesco V.I. Conservative Balanced Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Global Fund was renamed Invesco V.I. Global Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Small Cap Fund was renamed Invesco V.I. Main Street Small Cap Fund.

Effective April 30, 2021, Invesco V.I. Managed Volatility Fund merged into Invesco V.I. Equity and Income Fund.

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Fair Value Measurements – Continued

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES – Continued

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2021:

2.00% Series Contracts	$64,692
1.95% Series Contracts	39,409
1.80% Series Contracts	18,645
1.75% Series Contracts	94,367
1.70% Series Contracts	11,716
1.65% Series Contracts	121,115
1.55% Series Contracts	148,072
1.50% Series Contracts	44,926
1.45% Series Contracts	36,939
1.40% Series Contracts	856,130
1.25% Series Contracts	2,133,589
1.00% Series Contracts	55,671

$3,625,271

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $107,457 for the year ended December 31, 2021.

(4)	OTHER

Other Transactions with Affiliates

Great American Advisors, LLC (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2021, are as follows:

	2021
	Cost of	Proceeds
	Purchases	from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$32,406	$67,888
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	105,242	524,298
Invesco V.I. Capital Appreciation Fund-Series II Shares	759,308	1,356,059
Invesco V.I. Comstock Fund-Series I Shares	294,435	1,052,558
Invesco V.I. Conservative Balanced Fund-Series II Shares	87,797	163,428
Invesco V.I. Core Equity Fund-Series I Shares	21,646	77,126
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	951,109	1,342,369
Invesco V.I. Diversified Dividend Fund-Series I Shares	28,669	60,530
Invesco V.I. Equity and Income Fund-Series II Shares	964,244	112,771
Invesco V.I. Global Fund-Series II Shares	507,268	817,364
Invesco V.I. Global Real Estate Fund-Series II Shares	239,087	546,770
Invesco V.I. Government Securities Fund-Series II Shares	24,700	111,398
Invesco V.I. Health Care Fund-Series I Shares	121,543	82,348
Invesco V.I. International Growth Fund-Series II Shares	471,223	250,263
Invesco V.I. Main Street Fund®-Series II Shares	424,230	745,968
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	238,682	404,996
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	434,183	923,731
Invesco V.I. Managed Volatility Fund-Series II Shares	20,703	928,971
Invesco V.I. Small Cap Equity Fund-Series I Shares	434,528	741,980
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,067,967	1,611,315
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	245,090	434,519
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,508,881	2,143,890
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	382,884	605,433
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	440,155	436,411
VP Large Company Value Fund-Class II	347,320	973,095
VP Mid Cap Value Fund-Class II	294,759	827,439
VP Ultra® Fund-Class II	113,408	164,099
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	59,281	43,434
Technology Growth Portfolio-Initial Shares	130,239	150,031
BNY Mellon Stock Index Fund, Inc. - Service Shares	1,983,663	4,793,255
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	136,379	233,681
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	102,342	54,897
Government Money Market Portfolio	433,019	644,598
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	247,934	386,195
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,444,577	1,061,389
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	29,557	48,661
DWS Small Mid Cap Value VIP-Class B	21,753	37,183
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	117,881	303,726
Franklin Mutual Shares VIP Fund -Class 2	122,176	343,438
Franklin Small Cap Value VIP Fund -Class 2	134,761	325,671
Franklin U.S. Government Securities VIP Fund -Class 2	70,187	271,756
Templeton Foreign VIP Fund -Class 2	396,039	455,097
Templeton Global Bond VIP Fund -Class 2	234,473	313,802

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2021, are as follows:

	2021
	Cost of	Proceeds
	Purchases	from Sales
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$564,685	$2,117,863
Janus Henderson VIT Enterprise Portfolio-Service Shares	1,088,348	1,524,298
Janus Henderson VIT Global Research Portfolio-Service Shares	10,138	21,458
Janus Henderson VIT Overseas Portfolio-Service Shares	306,191	1,445,573
Janus Henderson VIT Research Portfolio-Service Shares	452,470	1,384,622
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	150,197	133,509
Discovery Portfolio - Class I	2,415,662	1,073,807
U.S. Real Estate Portfolio - Class I	99,981	288,758
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	66,708	9,139
Sustainable Equity Portfolio-Class S	160,300	576,378
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	465,026	516,547
PIMCO Real Return Portfolio - Administrative Class	388,644	783,359
PIMCO Total Return Portfolio - Administrative Class	1,519,032	1,829,382
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	16,705	35,469
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	232,990	208,818

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	824.753	46.734	0.000	871.488
AB International Value Portfolio - Class B - 1.75% series contract	9.270	0.000	0.030	9.239
AB International Value Portfolio - Class B - 1.65% series contract	9.274	0.000	0.030	9.244
AB International Value Portfolio - Class B - 1.55% series contract	5,388.304	295.601	1,004.426	4,679.479
AB International Value Portfolio - Class B - 1.50% series contract	1,702.097	91.760	0.090	1,793.768
AB International Value Portfolio - Class B - 1.45% series contract	2,070.605	54.467	46.726	2,078.346
AB International Value Portfolio - Class B - 1.25% series contract	81,625.376	3,135.926	7,612.715	77,148.587
AB International Value Portfolio - Class B - 1.00% series contract	1,801.716	16.759	11.679	1,806.796
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,655.755	16.380	82.568	1,589.567
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,036.112	104.511	0.000	1,140.623
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,143.423	790.856	0.029	5,934.250
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,874.525	52.541	128.344	3,798.722
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	4,070.598	182.977	926.133	3,327.442
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,328.584	56.151	127.417	4,257.318
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	858.042	11.176	29.890	839.328
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	48,497.870	804.610	6,199.795	43,102.685
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	86,072.978	3,240.124	7,639.538	81,673.564
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	5,871.324	88.923	1,078.715	4,881.532
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,591.150	0.821	441.184	1,150.787
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,529.088	26.476	577.668	1,977.896
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	1,987.949	116.632	0.134	2,104.447
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.966	0.000	0.084	76.882
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	8,061.202	73.703	2,502.041	5,632.864
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,225.856	3.434	91.753	1,137.537
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	14,201.191	196.646	3,213.038	11,184.799
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,706.793	100.096	13.252	3,793.637
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,538.225	36.377	199.654	3,374.948
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	28,748.821	1,247.396	2,765.738	27,230.479
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	259,017.171	6,515.687	29,630.292	235,902.566
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	12,460.670	95.782	1,113.927	11,442.525
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	15,277.648	92.753	783.837	14,586.564
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	12,338.721	144.484	2,305.046	10,178.159
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	22,414.685	1,148.291	2,326.287	21,236.689
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	17,789.149	638.051	923.658	17,503.542
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	3,387.621	0.000	807.774	2,579.847
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,602.327	19.915	7.355	1,614.887
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	127,572.706	2,216.167	17,163.850	112,625.023
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	125,902.612	5,859.767	21,252.212	110,510.167
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,417.099	52.851	976.092	493.858
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.274	0.000	0.030	9.244
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	0.000	16.935
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	268.537	0.000	13.865	254.672
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,858.087	145.085	93.074	3,910.098
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.677	0.000	0.029	9.648
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	35,860.229	1,105.299	2,199.631	34,765.897
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	21,576.868	460.569	7,762.926	14,274.511
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.092	0.000	0.036	9.056
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	816.740	0.000	12.464	804.276
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	2,627.029	0.115	2,278.479	348.665
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	19,532.736	344.448	566.596	19,310.588
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,574.081	0.000	100.368	3,473.713
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,181.175	35.719	25.584	3,191.310
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	56.348	0.000	0.294	56.054
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	491.229	0.000	89.982	401.247
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	5,659.813	0.000	700.110	4,959.703
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	14,179.817	809.651	1,825.833	13,163.635
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,501.700	165.151	29.693	12,637.158
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	5,104.107	56.920	324.798	4,836.229
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	116,498.902	3,118.584	29,184.106	90,433.380
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	327,818.454	6,314.232	48,633.075	285,499.611
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	10,277.655	99.143	1,282.806	9,093.992
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	128.636	5.846	17.887	116.595
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,523.878	8.362	432.515	2,099.725
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	15,936.323	957.897	2,009.625	14,884.595
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	0.000	779.586	66.611	712.975
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	0.000	94,353.567	10,652.759	83,700.808
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract **	2,295.354	150.773	982.493	1,463.634
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.244	0.000	0.030	9.214
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,923.441	37.461	118.606	3,842.296
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	138.593	1.854	0.107	140.340
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	4,094.212	55.160	1,676.499	2,472.873
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	4,198.052	342.386	380.543	4,159.895
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	34,384.197	706.821	2,622.959	32,468.059
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	174,576.382	6,301.753	20,647.184	160,230.951
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,904.048	373.951	560.001	3,717.998

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,611.357	1.215	376.673	2,235.899
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,786.514	147.972	1,294.087	2,640.399
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	199.612	0.000	178.712	20.900
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	5,659.024	87.928	1,727.235	4,019.717
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	11,770.151	867.634	2,511.951	10,125.834
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,345.103	320.451	440.025	6,225.529
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,533.807	31.245	90.387	1,474.665
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	292,979.121	12,094.398	34,374.349	270,699.170
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	7,501.502	682.823	1,344.889	6,839.436
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	1,857.263	404.149	1,933.988	327.424
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,712.050	187.682	44.458	6,855.274
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	26,608.769	910.236	6,078.484	21,440.521
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	144.439	1.292	49.305	96.426
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,752.680	2.530	54.830	1,700.380
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	21,742.588	455.894	1,623.775	20,574.707
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	3,373.485	166.295	2,396.214	1,143.566
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,660.023	0.000	130.833	1,529.190
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	743.265	0.000	733.584	9.681
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	534.477	23.376	0.245	557.608
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	154,765.476	17,186.077	11,534.121	160,417.432
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	2,874.932	126.592	301.164	2,700.360
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.240	0.000	0.030	9.210
Invesco V.I. Main Street Fund®-Series II Shares - 1.70% series contract	7.637	0.000	7.637	0.000
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	819.663	0.000	176.420	643.243
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	942.306	81.199	0.000	1,023.505
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	1,805.895	0.000	1,490.279	315.616
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	54,908.920	1,009.308	6,830.908	49,087.320
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	104,212.842	5,688.333	15,948.878	93,952.297
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	292.317	55.870	0.166	348.021
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	8,920.199	67.942	422.901	8,565.240
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	7,057.091	73.235	1,458.229	5,672.097
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	736.114	0.000	494.802	241.312
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	9,895.883	90.695	173.711	9,812.867
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.220	0.000	0.030	9.190
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,619.197	0.000	72.610	1,546.587
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,853.544	97.969	0.030	3,951.483
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,524.763	29.819	0.308	1,554.274
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	19,400.390	417.504	1,126.871	18,691.023
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	94,638.453	10,825.375	13,596.502	91,867.326
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	1,200.056	18.854	520.798	698.112
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,943.638	0.000	143.023	1,800.615
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	362.530	36.212	0.000	398.742
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	238.768	243.223	52.160	429.831
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	130.643	0.000	6.510	124.133
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	225.764	52.439	48.373	229.830
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	3,330.367	18.295	2,636.460	712.202
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,635.635	19.359	0.559	1,654.435
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	52,233.434	1,493.032	6,451.137	47,275.329
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	78,231.645	1,510.636	13,451.156	66,291.125
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	1,365.306	100.702	606.555	859.453
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	284.657	0.000	284.657	0.000
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	32,106.063	265.819	32,371.882	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	980.286	2.839	268.750	714.375
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,080.738	91.409	350.427	821.720
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	962.646	12.007	950.938	23.715
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	1,645.102	491.161	1,561.237	575.026
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	3,657.869	78.088	1,295.027	2,440.930
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	2,780.926	3.372	2,641.657	142.641
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	4,434.812	62.735	1,245.102	3,252.445
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,391.021	209.374	283.891	3,316.504
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	900.301	21.627	0.000	921.928
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	30,383.831	1,786.799	1,967.900	30,202.730
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	131,648.697	5,175.645	14,643.619	122,180.723
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	5,079.377	285.357	1,512.985	3,851.749
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,903.809	68.092	-0.001	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	979.577	7.120	450.501	536.196
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	2,171.025	0.000	2,150.369	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	36,774.102	626.256	840.657	36,559.701
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,185.476	0.000	90.054	1,095.422
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	76,370.175	1,698.623	4,599.925	73,468.873
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	14,607.783	65.013	3,293.403	11,379.393
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	59,718.929	1,758.998	1,927.084	59,550.843
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	536,185.202	29,187.559	78,918.240	486,454.521
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	13,606.157	0.000	673.708	12,932.449
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,488.147	0.000	226.307	8,261.840
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,395.877	0.000	74.366	1,321.511
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,734.139	110.550	18.497	1,826.192
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,663.569	262.103	62.349	9,863.323
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	9,785.432	127.297	262.779	9,649.950
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	3,907.693	266.715	1,322.996	2,851.412
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	155,042.479	8,231.455	22,019.833	141,254.101
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	22,335.711	2,862.739	7,485.332	17,713.118

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,363.022	0.000	0.030	5,362.992
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	74,349.127	1,057.441	1,487.721	73,918.847
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	5,553.504	4.534	946.410	4,611.628
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	146,047.529	5,234.350	3,749.838	147,532.041
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	8,859.717	1,064.465	1.604	9,922.578
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	44,182.692	125.433	2,970.454	41,337.671
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,643.779	740.068	63.227	20,320.620
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	995,240.808	26,519.353	100,335.611	921,424.550
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,442.436	27.499	1,271.341	1,198.594
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,897.229	76.913	0.002	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	16,106.430	5,845.973	12,164.217	9,788.186
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	34,977.298	95.952	1,578.026	33,495.224
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.286	0.000	0.103	7.183
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	6,577.104	265.158	56.878	6,785.384
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,613.770	6.862	30.619	1,590.013
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	26,990.735	1,451.637	492.885	27,949.487
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	30,117.951	76.807	9,807.621	20,387.137
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	261,117.700	5,653.012	13,301.135	253,469.577
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,849.477	0.000	2,448.624	400.853
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	595.249	0.000	156.823	438.426
VP Capital Appreciation Fund-Class I - 1.70% series contract	335.994	2.174	0.000	338.168
VP Capital Appreciation Fund-Class I - 1.65% series contract	8,403.212	6.260	1,183.323	7,226.149
VP Capital Appreciation Fund-Class I - 1.55% series contract	652.278	0.000	0.320	651.958
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.916	0.000	0.271	563.645
VP Capital Appreciation Fund-Class I - 1.45% series contract	118.365	0.000	0.658	117.707
VP Capital Appreciation Fund-Class I - 1.40% series contract	67,376.357	2,664.514	11,357.343	58,683.528
VP Capital Appreciation Fund-Class I - 1.25% series contract	50,221.847	1,667.931	4,543.370	47,346.408
VP Capital Appreciation Fund-Class I - 1.00% series contract	814.572	14.973	213.037	616.508
VP Large Company Value Fund-Class II - 2.00% series contract	2,087.436	0.000	728.023	1,359.413
VP Large Company Value Fund-Class II - 1.80% series contract	4,149.444	105.349	691.769	3,563.024
VP Large Company Value Fund-Class II - 1.75% series contract	9.178	0.000	0.030	9.148
VP Large Company Value Fund-Class II - 1.70% series contract	1,837.037	619.129	1,379.725	1,076.441
VP Large Company Value Fund-Class II - 1.65% series contract *	5,857.625	116.674	2,271.014	3,703.285
VP Large Company Value Fund-Class II - 1.65% series contract	407.143	5.554	-0.001	412.698
VP Large Company Value Fund-Class II - 1.55% series contract	11,387.374	112.323	3,050.730	8,448.967
VP Large Company Value Fund-Class II - 1.50% series contract	4,925.739	228.938	335.065	4,819.612
VP Large Company Value Fund-Class II - 1.45% series contract	89.682	0.000	0.499	89.183
VP Large Company Value Fund-Class II - 1.40% series contract	31,703.559	871.945	3,874.308	28,701.196
VP Large Company Value Fund-Class II - 1.25% series contract	270,934.236	13,470.737	30,723.123	253,681.850
VP Large Company Value Fund-Class II - 1.00% series contract	6,846.818	862.429	2,001.517	5,707.730
VP Mid Cap Value Fund-Class II - 2.00% series contract	960.969	1.201	389.649	572.521
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,231.471	93.957	493.737	1,831.691
VP Mid Cap Value Fund-Class II - 1.75% series contract	821.115	12.135	824.130	9.120
VP Mid Cap Value Fund-Class II - 1.70% series contract	877.422	334.616	884.906	327.132
VP Mid Cap Value Fund-Class II - 1.65% series contract *	4,999.635	96.550	1,874.218	3,221.967
VP Mid Cap Value Fund-Class II - 1.65% series contract	334.455	3.951	0.000	338.406
VP Mid Cap Value Fund-Class II - 1.55% series contract	8,740.187	98.961	2,473.661	6,365.487
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,731.917	241.920	358.493	4,615.344
VP Mid Cap Value Fund-Class II - 1.40% series contract	14,628.615	583.001	731.694	14,479.922
VP Mid Cap Value Fund-Class II - 1.25% series contract	142,812.322	8,057.766	17,617.670	133,252.418
VP Mid Cap Value Fund-Class II - 1.00% series contract	5,105.843	397.749	1,231.976	4,271.616
VP Ultra® Fund-Class II - 1.70% series contract	1,674.569	8.254	1,120.410	562.413
VP Ultra® Fund-Class II - 1.65% series contract	460.491	0.000	343.626	116.865
VP Ultra® Fund-Class II - 1.40% series contract	5,917.730	1,677.909	1,858.189	5,737.450
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.210	0.000	0.030	9.180
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	2,659.583	673.057	0.029	3,332.611
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.903	0.057	0.350	10.610
MidCap Stock Portfolio-Service Shares - 1.55% series contract	14.693	4.527	0.029	19.191
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.45% series contract	35.647	0.000	0.198	35.449
MidCap Stock Portfolio-Service Shares - 1.40% series contract	2,072.724	103.970	1,409.154	767.540
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,722.846	1,536.846	325.385	8,934.307
MidCap Stock Portfolio-Service Shares - 1.00% series contract	321.657	48.096	6.183	363.570
Technology Growth Portfolio-Initial Shares - 1.70% series contract	383.386	0.000	375.243	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,963.266	1.572	107.517	1,857.321
Technology Growth Portfolio-Initial Shares - 1.40% series contract	14,253.031	138.010	1,776.222	12,614.819
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,503.037	83.888	586.087	12,000.838
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	9,602.882	131.380	1,741.144	7,993.118
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,210.903	88.855	331.114	1,968.644
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	608.992	0.000	9.123	599.869
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	17,710.792	229.689	277.678	17,662.803
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	710.021	0.000	475.741	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	3,466.373	47.415	1,175.620	2,338.168
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,874.721	2.599	20.213	2,857.107
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	22,502.415	419.386	6,340.432	16,581.369
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,573.877	222.304	282.168	8,514.013
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,848.690	130.140	325.414	12,653.416
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	304,275.871	5,200.700	34,328.134	275,148.437
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	515,798.699	9,473.815	80,639.567	444,632.947
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	26,245.096	653.490	4,267.411	22,631.175
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.191	0.000	0.030	9.161
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.194	0.000	0.029	9.165
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	809.071	0.000	674.660	134.411
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	17,593.579	262.758	1,524.405	16,331.932
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	43,215.042	2,397.124	4,100.737	41,511.429
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	618.314	43.504	0.735	661.083

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	656.197	0.000	9.963	646.234
Appreciation Portfolio-Service Shares - 1.70% series contract	244.278	9.600	0.090	253.788
Appreciation Portfolio-Service Shares - 1.65% series contract	875.906	0.514	75.370	801.050
Appreciation Portfolio-Service Shares - 1.40% series contract	19,365.724	509.789	1,039.557	18,835.956
Government Money Market Portfolio - 1.95% series contract	8,763.817	0.000	0.992	8,762.825
Government Money Market Portfolio - 2.00% series contract	3,819.958	0.000	0.000	3,819.958
Government Money Market Portfolio - 1.80% series contract **	93.952	0.000	0.446	93.506
Government Money Market Portfolio - 1.75% series contract	30,251.269	13,907.824	14,021.775	30,137.318
Government Money Market Portfolio - 1.70% series contract	10,247.100	682.599	728.637	10,201.062
Government Money Market Portfolio - 1.65% series contract *	4,343.260	787.870	7.660	5,123.470
Government Money Market Portfolio - 1.65% series contract	2,703.251	0.000	2.200	2,701.051
Government Money Market Portfolio - 1.55% series contract	5,421.005	0.000	1.810	5,419.195
Government Money Market Portfolio - 1.50% series contract	363.079	0.000	1.151	361.928
Government Money Market Portfolio - 1.45% series contract	734.383	28.739	369.490	393.632
Government Money Market Portfolio - 1.40% series contract	786,662.775	23,411.991	147,884.738	662,190.028
Government Money Market Portfolio - 1.25% series contract	691,192.615	384,396.511	548,324.402	527,264.724
Government Money Market Portfolio - 1.00% series contract	37,184.957	80,672.467	5,212.423	112,645.001
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	114.226	0.000	43.249	70.977
Calamos® Growth and Income Portfolio - 1.65% series contract *	1,025.922	0.000	41.087	984.835
Calamos® Growth and Income Portfolio - 1.65% series contract	666.691	68.656	180.263	555.084
Calamos® Growth and Income Portfolio - 1.55% series contract	4,906.199	0.000	49.734	4,856.465
Calamos® Growth and Income Portfolio - 1.50% series contract	787.152	219.029	0.000	1,006.181
Calamos® Growth and Income Portfolio - 1.40% series contract	12,268.736	322.523	1,359.184	11,232.075
Calamos® Growth and Income Portfolio - 1.25% series contract	78,044.263	2,490.857	13,419.927	67,115.193
Calamos® Growth and Income Portfolio - 1.00% series contract	2,253.875	0.000	0.369	2,253.506
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,629.498	46.535	0.200	1,675.833
Davis Value Portfolio - 1.75% series contract	2,234.130	29.895	2,216.060	47.965
Davis Value Portfolio - 1.70% series contract	52.020	0.000	52.020	0.000
Davis Value Portfolio - 1.65% series contract *	277.347	0.000	14.340	263.007
Davis Value Portfolio - 1.65% series contract	1,283.820	56.411	345.983	994.248
Davis Value Portfolio - 1.55% series contract	11,017.767	460.405	886.980	10,591.192
Davis Value Portfolio - 1.50% series contract	5,569.984	175.693	0.527	5,745.150
Davis Value Portfolio - 1.45% series contract	5,423.852	70.558	315.862	5,178.548
Davis Value Portfolio - 1.40% series contract	18,126.846	429.267	2,410.210	16,145.903
Davis Value Portfolio - 1.25% series contract	304,711.272	5,386.974	34,889.675	275,208.571
Davis Value Portfolio - 1.00% series contract	11,313.344	154.013	1,223.147	10,244.210
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,927.611	42.966	277.030	4,693.547
DWS International Growth VIP-Class A - 1.95% series contract	4,400.208	46.609	841.823	3,604.994
DWS International Growth VIP-Class A - 1.75% series contract	6,528.579	80.102	101.756	6,506.925
DWS International Growth VIP-Class A - 1.65% series contract	9.273	0.000	0.029	9.244
DWS International Growth VIP-Class A - 1.55% series contract	9.673	0.000	0.029	9.644
DWS International Growth VIP-Class A - 1.50% series contract	349.149	0.000	0.000	349.149
DWS International Growth VIP-Class A - 1.25% series contract	21,267.254	1,391.687	1,314.572	21,344.369
DWS International Growth VIP-Class A - 1.00% series contract	467.156	29.964	308.100	189.020
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.304	0.000	0.030	9.274
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.309	0.000	0.030	9.279
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,939.849	30.181	59.472	2,910.558
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	465.479	30.638	8.603	487.514
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	15,015.764	973.157	1,366.557	14,622.364
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	453.296	0.000	187.949	265.347
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	0.000	392.047	191.199
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	898.918	65.310	93.470	870.758
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,396.301	21.831	660.540	1,757.592
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	3,619.022	81.363	1,034.732	2,665.653
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,207.031	104.604	13.254	1,298.381
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	69,637.169	3,252.550	9,804.784	63,084.935
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	1,158.818	201.589	610.922	749.485
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	1,914.886	851.652	1,962.457	804.081
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	381.962	0.000	14.204	367.758
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	5,033.629	125.813	846.564	4,312.878
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	343.303	22.186	0.113	365.376
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	101,693.064	3,764.999	15,929.095	89,528.968
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	688.840	0.000	622.879	65.961
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	5,109.413	35.927	253.942	4,891.398
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	4,268.669	45.550	860.548	3,453.671
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	6,767.432	70.657	285.039	6,553.050
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	495.877	0.201	256.477	239.601
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,771.548	2.949	0.496	1,774.001
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,390.879	24.462	50.324	3,365.017
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	36,729.141	1,623.988	5,868.169	32,484.960
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	856.087	22.749	348.998	529.838
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	9,355.852	73.071	773.692	8,655.231
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	6,332.080	113.798	1,021.916	5,423.962
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.003	0.000	473.253	573.750
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	16,249.047	602.061	408.193	16,442.915
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.332	0.000	0.029	9.303
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	5,593.443	54.689	2,332.892	3,315.240
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	465.620	16.858	0.278	482.200
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	127.313	4.311	67.324	64.300
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	92,291.294	3,507.588	15,913.822	79,885.060
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	9,817.177	159.642	2,314.409	7,662.410

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	29,904.650	228.631	1,886.105	28,247.176
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	23,447.243	278.320	4,554.932	19,170.631
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	6,410.909	434.904	1,035.021	5,810.792
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	34,118.378	375.819	578.378	33,915.819
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	61.363	0.000	54.650	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	7,933.194	433.989	2,269.117	6,098.066
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	374.563	33.386	119.573	288.376
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	11,370.670	344.844	2,214.128	9,501.386
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	10,030.499	1,056.008	363.663	10,722.844
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	38,686.128	1,776.775	2,623.532	37,839.371
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	274,160.480	30,288.545	25,357.996	279,091.029
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	8,888.078	787.486	3,368.686	6,306.878
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	14,935.544	139.761	1,082.877	13,992.428
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	11,137.198	252.533	1,835.006	9,554.725
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	2,040.330	259.082	698.687	1,600.725
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	21,031.485	461.545	567.450	20,925.580
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	4,058.187	509.314	990.721	3,576.780
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	4,005.085	80.086	816.686	3,268.485
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	452.971	80.256	80.809	452.418
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	194,176.174	20,309.235	17,976.540	196,508.869
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,952.092	278.253	1,533.047	1,697.298
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	2,462.173	92.558	1,254.623	1,300.108
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	625.393	0.000	9.772	615.621
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	7,972.199	42.303	948.773	7,065.729
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	5,126.532	4.970	899.262	4,232.240
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,943.069	355.832	89.078	7,209.823
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	6,902.287	0.644	2,963.811	3,939.120
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	21,464.391	23.442	3,165.281	18,322.552
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,535.498	219.393	245.833	3,509.058
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	753.302	0.000	683.790	69.512
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	72,293.246	2,081.015	11,250.716	63,123.545
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	261,537.369	17,035.789	49,465.700	229,107.458
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,277.438	335.129	1,272.034	2,340.533
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,304.412	0.000	444.010	860.402
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,097.743	70.722	306.175	862.290
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	979.926	9.755	980.536	9.145
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	5,777.436	70.439	2,082.594	3,765.281
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	43.934	2.490	1.515	44.909
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	6,962.769	90.305	2,520.617	4,532.457
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,265.665	206.871	243.001	4,229.535
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	21,915.452	407.806	2,720.863	19,602.395
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	160,950.908	7,675.504	26,953.705	141,672.707
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,584.384	1,640.286	1,126.796	15,097.874
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.230	0.000	0.095	58.135
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	6,217.922	52.085	636.076	5,633.931
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	65,762.188	399.355	7,631.190	58,530.353
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	53,713.744	591.823	14,227.546	40,078.021
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,147.644	108.815	0.249	2,256.210
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	109,590.624	719.623	8,256.219	102,054.028
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	610.132	0.000	33.557	576.575
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,335.000	54.348	52.155	1,337.193
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,442.455	874.644	787.585	23,529.514
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,535.170	714.231	304.148	22,945.253
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,710.136	183.031	433.336	7,459.831
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	96,192.225	2,563.767	13,531.968	85,224.024
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	754,580.958	22,250.196	68,118.235	708,712.919
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	28,558.730	220.715	7,156.022	21,623.423
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,777.426	22.827	127.623	1,672.630
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	1,891.258	6.168	415.899	1,481.527
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	2,546.210	27.968	27.021	2,547.157
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	385.378	0.000	385.378	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,989.777	2.318	575.006	4,417.089
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	360.306	317.863	5.548	672.621
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	2,424.100	2.237	242.337	2,184.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	251.007	2.967	0.184	253.790
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	21,568.154	301.947	3,161.241	18,708.860
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	126,773.012	4,908.364	31,384.569	100,296.807
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	695.779	0.259	153.997	542.041
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.329	0.000	0.030	9.299
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	3,199.773	0.000	3,199.773	0.000
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.332	0.000	0.029	9.303
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	8,171.054	4.299	1,812.716	6,362.637
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,509.261	90.156	361.791	1,237.626
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	797.864	142.564	38.050	902.378
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	17,780.633	577.411	549.260	17,808.784
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	22,677.780	3,539.822	1,452.471	24,765.131
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,609.596	351.233	1,088.970	1,871.859
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	18.338	0.103	1.898	16.543
Discovery Portfolio - Class I - 1.70% series contract	45.670	0.000	44.858	0.812
Discovery Portfolio - Class I - 1.65% series contract *	630.399	0.000	0.029	630.370
Discovery Portfolio - Class I - 1.65% series contract	1,791.951	196.920	128.694	1,860.177
Discovery Portfolio - Class I - 1.55% series contract	2,842.747	0.000	794.628	2,048.119
Discovery Portfolio - Class I - 1.50% series contract	2,529.700	65.253	0.573	2,594.380
Discovery Portfolio - Class I - 1.45% series contract	269.910	1.295	3.360	267.845
Discovery Portfolio - Class I - 1.40% series contract	7,462.653	226.889	918.498	6,771.044
Discovery Portfolio - Class I - 1.25% series contract	83,278.768	2,811.726	12,431.285	73,659.209
Discovery Portfolio - Class I - 1.00% series contract	2,168.569	121.149	111.731	2,177.987

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.70% series contract	1,385.346	7.420	600.891	791.875
U.S. Real Estate Portfolio - Class I - 1.65% series contract	1,070.400	44.766	71.885	1,043.281
U.S. Real Estate Portfolio - Class I - 1.40% series contract	75,880.739	1,723.186	6,726.732	70,877.193
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	737.343	682.067	14.463	1,404.947
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,918.078	213.456	256.025	17,875.509
Sustainable Equity Portfolio-Class S - 1.75% series contract	4,854.901	309.067	3,761.559	1,402.409
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,964.606	5.466	142.927	5,827.145
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,459.766	8.812	127.140	2,341.438
Sustainable Equity Portfolio-Class S - 1.40% series contract	109,717.763	4,170.277	10,602.883	103,285.157
Sustainable Equity Portfolio-Class S - 1.25% series contract	95,054.350	4,341.593	24,393.551	75,002.392
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.935	0.000	0.076	18.859
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	2,071.348	16.846	489.887	1,598.307
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	1,996.874	155.065	714.893	1,437.046
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	1,914.823	215.291	0.000	2,130.114
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	1,162.679	1.856	977.802	186.733
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	4,520.202	214.445	922.625	3,812.022
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	954.557	3.939	109.996	848.500
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	11,294.020	249.577	3,161.688	8,381.909
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,370.018	464.021	165.661	3,668.378
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	20,369.652	640.508	2,163.836	18,846.324
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	137,148.466	14,224.035	16,471.079	134,901.422
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,005.300	2,094.693	919.980	9,180.013
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	13,310.488	110.119	1,383.530	12,037.077
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	8,067.068	179.685	1,446.570	6,800.183
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,976.122	0.000	143.627	1,832.495
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	18,415.348	1,049.559	1,858.846	17,606.061
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	295.056	2.893	54.586	243.363
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	3,060.624	102.705	1,424.416	1,738.913
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,196.838	0.000	70.830	8,126.008
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	19,555.002	1,059.773	2,560.003	18,054.772
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,363.991	225.221	6.523	2,582.689
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,195.558	37.173	120.351	1,112.380
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	63,648.006	3,077.174	14,153.289	52,571.891
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	235,905.021	8,069.816	26,390.538	217,584.299
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	13,897.583	232.214	2,607.010	11,522.787
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	29,786.316	327.643	3,273.623	26,840.336
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	22,474.724	378.513	3,894.824	18,958.413
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	6,168.098	570.869	960.854	5,778.113
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	42,901.245	573.407	2,094.583	41,380.069
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	426.228	7.057	0.000	433.285
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	14,074.281	1,052.915	4,282.242	10,844.954
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,150.058	130.343	46.797	4,233.604
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	31,718.916	1,526.114	5,105.216	28,139.814
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	10,851.186	1,014.694	358.791	11,507.089
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	6,111.200	108.063	2,570.627	3,648.636
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	95,797.182	3,955.031	14,071.015	85,681.198
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	679,426.896	45,614.455	76,184.527	648,856.824
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	29,576.295	1,346.254	7,805.196	23,117.353
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	227.176	3.435	58.482	172.129
Guggenheim Long Short Equity Fund - 1.65% series contract	277.896	10.953	55.647	233.202
Guggenheim Long Short Equity Fund - 1.40% series contract	21,059.448	899.984	1,536.246	20,423.186
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	7,038.432	69.434	482.995	6,624.871
Wilshire Global Allocation Fund - 1.70% series contract	70.779	0.000	59.758	11.021
Wilshire Global Allocation Fund - 1.65% series contract	492.753	15.958	3.020	505.691
Wilshire Global Allocation Fund - 1.55% series contract	7,621.245	0.427	0.117	7,621.555
Wilshire Global Allocation Fund - 1.50% series contract	6.296	0.780	0.473	6.603
Wilshire Global Allocation Fund - 1.40% series contract	69,737.584	3,989.613	6,763.468	66,963.729
Wilshire Global Allocation Fund - 1.25% series contract	93,744.945	3,671.713	8,609.994	88,806.664
Wilshire Global Allocation Fund - 1.00% series contract	6,579.171	369.316	9.652	6,938.835

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.95% series contract	0.000	90.336	90.336	0.000
AB International Value Portfolio - Class B - 1.80% series contract	763.782	60.971	0.000	824.753
AB International Value Portfolio - Class B - 1.75% series contract	9.313	0.000	0.043	9.270
AB International Value Portfolio - Class B - 1.65% series contract	9.316	0.000	0.042	9.274
AB International Value Portfolio - Class B - 1.55% series contract	4,850.216	667.414	129.326	5,388.304
AB International Value Portfolio - Class B - 1.50% series contract	1,586.056	116.041	0.000	1,702.097
AB International Value Portfolio - Class B - 1.45% series contract	2,007.430	71.350	8.175	2,070.605
AB International Value Portfolio - Class B - 1.25% series contract	81,911.175	5,183.166	5,468.965	81,625.376
AB International Value Portfolio - Class B - 1.00% series contract	2,033.618	32.070	263.972	1,801.716
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,648.055	13.981	70.886	1,591.150
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,489.259	40.018	0.189	2,529.088
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	1,827.663	161.606	1.320	1,987.949
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	77.093	0.000	0.127	76.966
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	7,871.858	189.725	0.381	8,061.202
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	378.997	899.627	52.768	1,225.856
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	18,044.637	632.197	4,475.643	14,201.191
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,864.728	138.154	296.089	3,706.793
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,502.146	51.512	15.433	3,538.225
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	30,426.655	883.487	2,561.321	28,748.821
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	279,083.038	15,630.524	35,696.391	259,017.171
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	14,846.948	1,865.403	4,251.681	12,460.670
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.318	0.000	0.044	9.274
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	18.137	0.000	1.202	16.935
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	284.176	0.000	15.639	268.537
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,844.098	20.037	6.048	3,858.087
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.720	0.000	0.043	9.677
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	40,156.812	1,166.363	5,462.946	35,860.229
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	22,979.224	1,165.811	2,568.167	21,576.868
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.145	0.000	0.053	9.092
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	0.000	3,574.081	0.000	3,574.081
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	0.000	3,208.002	26.827	3,181.175
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	0.000	57.059	0.711	56.348
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	0.000	491.639	0.410	491.229
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	0.000	5,821.495	161.682	5,659.813
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	0.000	16,966.179	2,786.362	14,179.817
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	0.000	12,503.159	1.459	12,501.700
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	0.000	5,124.715	20.608	5,104.107
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	0.000	124,251.347	7,752.445	116,498.902
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	0.000	363,795.185	35,976.731	327,818.454
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	0.000	12,271.941	1,994.286	10,277.655
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 2.00% series contract	3,343.324	14.520	3,357.844	0.000
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.95% series contract	2,988.200	26.190	3,014.390	0.000
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.80% series contract **	3,403.472	274.741	1,382.859	2,295.354
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.80% series contract	202.551	0.000	202.551	0.000
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.75% series contract	4,088.355	20.296	4,099.407	9.244
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.65% series contract *	4,452.033	109.104	637.696	3,923.441
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.65% series contract	1,629.493	2.833	1,493.733	138.593
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.55% series contract	4,285.255	55.788	246.831	4,094.212
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.50% series contract	4,529.408	336.641	667.997	4,198.052
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.40% series contract	50,027.109	1,446.362	17,089.274	34,384.197
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.25% series contract	176,412.720	15,160.982	16,997.320	174,576.382
Invesco Oppenheimer V.I. Global Fund-Series II Shares - 1.00% series contract	4,841.823	577.027	1,514.802	3,904.048
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.80% series contract	478.145	2.740	480.885	0.000
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.284	0.000	0.044	9.240
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.70% series contract	7.637	0.000	0.000	7.637
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	869.038	86.860	136.235	819.663
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.65% series contract	893.658	106.047	57.399	942.306
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.55% series contract	1,982.711	6.299	183.115	1,805.895
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.40% series contract	59,961.670	1,826.609	6,879.359	54,908.920
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.25% series contract	129,253.443	4,845.431	29,886.032	104,212.842
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares - 1.00% series contract	757.046	91.090	555.819	292.317
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	2,335.061	1.572	392.995	1,943.638
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	307.563	55.010	0.043	362.530
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	549.011	2.940	313.183	238.768
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	137.993	0.000	7.350	130.643
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	230.653	15.139	20.028	225.764
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	3,378.588	48.400	96.621	3,330.367
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	2,063.260	29.604	457.229	1,635.635
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	61,040.625	1,847.511	10,654.702	52,233.434
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	82,030.229	9,775.494	13,574.078	78,231.645
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	1,143.831	263.099	41.624	1,365.306
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,730.873	25.688	100.806	1,655.755
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	887.451	148.705	0.044	1,036.112
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,085.325	1,958.221	1,900.123	5,143.423
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,900.064	4.990	30.529	3,874.525
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,759.712	398.930	88.044	4,070.598
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,329.165	353.972	354.553	4,328.584
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	843.185	15.621	0.764	858.042
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	53,466.098	1,484.169	6,452.397	48,497.870
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	92,417.060	6,810.456	13,154.538	86,072.978
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	4,392.273	3,580.799	2,101.748	5,871.324
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	13,503.239	2,748.812	974.403	15,277.648
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	11,124.914	2,333.691	1,119.884	12,338.721
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	394.400	2.862	397.262	0.000
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	23,389.825	4,251.030	5,226.170	22,414.685
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	17,700.680	2,418.985	2,330.516	17,789.149
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	3,985.536	159.777	757.692	3,387.621
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,506.143	110.965	14.781	1,602.327
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	142,821.792	4,356.135	19,605.221	127,572.706
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	126,464.777	11,536.963	12,099.128	125,902.612
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,337.492	244.019	164.412	1,417.099

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	829.786	0.000	13.046	816.740
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	2,818.565	16.517	208.053	2,627.029
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	21,180.982	466.038	2,114.284	19,532.736
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	121.492	7.231	0.087	128.636
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,382.662	155.362	14.146	2,523.878
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	17,322.250	666.178	2,052.105	15,936.323
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	8,440.418	2,572.096	8,401.157	2,611.357
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.95% series contract	6,646.715	1,357.160	8,003.875	0.000
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	4,143.162	764.633	1,121.281	3,786.514
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	9,820.513	1,757.374	11,378.275	199.612
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	8,706.402	451.401	3,498.779	5,659.024
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	13,596.766	924.250	2,750.865	11,770.151
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,471.578	1,155.352	1,281.827	6,345.103
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,503.364	37.296	6.853	1,533.807
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	305,314.841	22,208.019	34,543.739	292,979.121
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	9,725.680	1,135.420	3,359.598	7,501.502
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	333.696	1,573.106	49.539	1,857.263
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,638.463	214.394	140.807	6,712.050
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	24,507.406	3,350.794	1,249.431	26,608.769
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	148.839	1.360	5.760	144.439
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,738.945	13.910	0.175	1,752.680
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	24,241.863	625.499	3,124.774	21,742.588
Invesco V.I. International Growth Fund-Series II Shares - 2.00% series contract	0.000	67.000	67.000	0.000
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	382.390	2.235	384.625	0.000
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	3,151.945	241.677	20.137	3,373.485
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,602.462	266.086	208.525	1,660.023
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	743.307	0.000	0.042	743.265
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	700.830	29.336	195.689	534.477
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	163,061.798	6,508.002	14,804.324	154,765.476
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	2,941.416	182.389	248.873	2,874.932
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	1,157.315	0.000	872.658	284.657
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	35,119.553	781.003	3,794.493	32,106.063
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	8,634.236	1,164.915	878.952	8,920.199
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.95% series contract	7,048.630	869.143	860.682	7,057.091
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,094.740	2.345	360.971	736.114
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	9,591.552	1,104.525	800.194	9,895.883
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.262	0.000	0.042	9.220
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	1,629.569	0.001	10.373	1,619.197
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	3,722.774	130.812	0.042	3,853.544
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	1,485.281	50.690	11.208	1,524.763
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	19,421.159	603.818	624.587	19,400.390
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	99,305.824	7,902.220	12,569.591	94,638.453
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	1,542.137	123.162	465.243	1,200.056
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,921.190	0.000	1,921.190	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,669.588	10.313	1,679.901	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	30.927	0.000	30.927	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	257.873	0.000	257.873	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,149.264	0.000	3,149.264	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	9,572.052	78.009	9,650.061	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	6,364.813	49.995	6,414.808	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,592.285	16.246	2,608.531	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	62,988.715	448.207	63,436.922	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	181,126.197	1,400.479	182,526.676	0.000
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	6,033.897	43.410	6,077.307	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,011.632	41.211	72.557	980.286
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,865.875	402.131	1,187.268	1,080.738
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	403.261	0.000	403.261	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	948.412	34.666	20.432	962.646
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	2,271.350	101.804	728.052	1,645.102
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	4,380.915	347.298	1,070.344	3,657.869
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	3,066.248	6.414	291.736	2,780.926
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	5,687.200	327.320	1,579.708	4,434.812
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,361.794	514.783	485.556	3,391.021
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	866.937	33.617	0.253	900.301
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	35,494.440	1,855.289	6,965.898	30,383.831
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	141,200.659	10,762.224	20,314.186	131,648.697
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	6,435.351	534.409	1,890.383	5,079.377
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,767.547	136.262	0.000	1,903.809
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	1,234.742	0.000	255.165	979.577
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	2,165.868	94.880	89.723	2,171.025
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	38,573.952	2,020.432	3,820.282	36,774.102
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,221.452	0.000	35.976	1,185.476
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	75,219.310	10,941.718	9,790.853	76,370.175
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	14,848.374	83.933	324.524	14,607.783
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	66,025.904	1,849.463	8,156.438	59,718.929
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	572,305.779	27,167.862	63,288.439	536,185.202
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	17,684.021	69.692	4,147.556	13,606.157
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,628.985	0.000	140.838	8,488.147
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,407.745	0.000	11.868	1,395.877
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,710.991	165.321	142.173	1,734.139
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,631.988	225.333	193.752	9,663.569
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	286.679	0.000	286.679	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	9,987.627	172.270	374.465	9,785.432
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	4,573.196	252.808	918.311	3,907.693
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	156,315.072	14,512.344	15,784.937	155,042.479
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	108.123	22,306.310	78.722	22,335.711

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,363.065	0.000	0.043	5,363.022
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	77,076.866	2,149.624	4,877.363	74,349.127
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6,684.206	127.098	1,257.800	5,553.504
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	158,169.450	6,858.926	18,980.847	146,047.529
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	7,987.803	1,749.927	878.013	8,859.717
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	44,290.749	732.473	840.530	44,182.692
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,529.547	4,565.361	451.129	19,643.779
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,136,796.992	28,820.081	170,376.265	995,240.808
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	18,646.042	423.042	16,626.648	2,442.436
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,751.348	145.881	0.000	1,897.229
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	16,678.528	320.146	892.244	16,106.430
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	47,363.502	617.578	13,003.782	34,977.298
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.442	0.000	0.156	7.286
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,498.180	118.531	3,039.607	6,577.104
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,180.496	7.686	574.412	1,613.770
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	25,982.194	1,608.087	599.546	26,990.735
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	33,922.960	230.443	4,035.452	30,117.951
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	272,187.117	10,349.099	21,418.516	261,117.700
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	3,205.303	2.133	357.959	2,849.477
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	780.289	0.000	185.040	595.249
VP Capital Appreciation Fund-Class I - 1.70% series contract	332.932	3.062	0.000	335.994
VP Capital Appreciation Fund-Class I - 1.65% series contract	6,254.996	2,213.449	65.233	8,403.212
VP Capital Appreciation Fund-Class I - 1.55% series contract	652.668	0.000	0.390	652.278
VP Capital Appreciation Fund-Class I - 1.50% series contract	861.180	0.000	297.264	563.916
VP Capital Appreciation Fund-Class I - 1.45% series contract	119.214	0.000	0.849	118.365
VP Capital Appreciation Fund-Class I - 1.40% series contract	78,550.467	2,556.688	13,730.798	67,376.357
VP Capital Appreciation Fund-Class I - 1.25% series contract	62,589.540	5,054.558	17,422.251	50,221.847
VP Capital Appreciation Fund-Class I - 1.00% series contract	736.865	79.092	1.385	814.572
VP Large Company Value Fund-Class II - 2.00% series contract	2,085.980	72.147	70.691	2,087.436
VP Large Company Value Fund-Class II - 1.80% series contract	5,005.997	366.074	1,222.627	4,149.444
VP Large Company Value Fund-Class II - 1.75% series contract	9.222	0.000	0.044	9.178
VP Large Company Value Fund-Class II - 1.70% series contract	1,794.544	113.519	71.026	1,837.037
VP Large Company Value Fund-Class II - 1.65% series contract *	5,981.836	321.555	445.766	5,857.625
VP Large Company Value Fund-Class II - 1.65% series contract	407.018	9.313	9.188	407.143
VP Large Company Value Fund-Class II - 1.55% series contract	13,985.021	533.516	3,131.163	11,387.374
VP Large Company Value Fund-Class II - 1.50% series contract	4,211.801	763.662	49.724	4,925.739
VP Large Company Value Fund-Class II - 1.45% series contract	90.325	0.000	0.643	89.682
VP Large Company Value Fund-Class II - 1.40% series contract	33,183.616	1,420.453	2,900.510	31,703.559
VP Large Company Value Fund-Class II - 1.25% series contract	276,836.186	21,941.154	27,843.104	270,934.236
VP Large Company Value Fund-Class II - 1.00% series contract	8,886.593	840.968	2,880.743	6,846.818
VP Mid Cap Value Fund-Class II - 2.00% series contract	989.749	48.530	77.310	960.969
VP Mid Cap Value Fund-Class II - 1.95% series contract	0.000	2.271	2.271	0.000
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,794.858	367.778	931.165	2,231.471
VP Mid Cap Value Fund-Class II - 1.75% series contract	913.369	24.931	117.185	821.115
VP Mid Cap Value Fund-Class II - 1.70% series contract	1,218.907	56.489	397.974	877.422
VP Mid Cap Value Fund-Class II - 1.65% series contract *	5,082.773	304.518	387.656	4,999.635
VP Mid Cap Value Fund-Class II - 1.65% series contract	334.172	6.849	6.566	334.455
VP Mid Cap Value Fund-Class II - 1.55% series contract	11,454.329	351.420	3,065.562	8,740.187
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,475.527	657.200	400.810	4,731.917
VP Mid Cap Value Fund-Class II - 1.40% series contract	18,809.191	786.164	4,966.740	14,628.615
VP Mid Cap Value Fund-Class II - 1.25% series contract	158,463.218	10,987.528	26,638.424	142,812.322
VP Mid Cap Value Fund-Class II - 1.00% series contract	11,203.926	675.839	6,773.922	5,105.843
VP Ultra® Fund-Class II - 1.70% series contract	1,739.134	64.223	128.788	1,674.569
VP Ultra® Fund-Class II - 1.65% series contract	380.931	84.968	5.408	460.491
VP Ultra® Fund-Class II - 1.40% series contract	6,116.014	913.227	1,111.511	5,917.730
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.253	0.000	0.043	9.210
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	2,607.344	52.281	0.042	2,659.583
MidCap Stock Portfolio-Service Shares - 1.65% series contract	29.063	1.711	19.871	10.903
MidCap Stock Portfolio-Service Shares - 1.55% series contract	9.652	5.082	0.041	14.693
MidCap Stock Portfolio-Service Shares - 1.50% series contract	563.042	113.900	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.45% series contract	35.903	0.000	0.256	35.647
MidCap Stock Portfolio-Service Shares - 1.40% series contract	3,029.155	327.742	1,284.173	2,072.724
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,761.492	1,108.527	1,147.173	7,722.846
MidCap Stock Portfolio-Service Shares - 1.00% series contract	274.270	70.750	23.363	321.657
Technology Growth Portfolio-Initial Shares - 1.70% series contract	379.071	20.356	16.041	383.386
Technology Growth Portfolio-Initial Shares - 1.65% series contract	541.067	1,424.973	2.774	1,963.266
Technology Growth Portfolio-Initial Shares - 1.40% series contract	14,884.552	1,966.807	2,598.328	14,253.031
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	16,371.784	1,119.125	4,987.872	12,503.037
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	13,353.491	896.743	4,647.352	9,602.882
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,740.084	156.835	686.016	2,210.903
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	618.541	0.000	9.549	608.992
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	22,888.887	1,235.224	6,413.319	17,710.792
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	703.995	23.139	17.113	710.021
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	4,542.584	196.192	1,272.403	3,466.373
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,957.156	65.133	147.568	2,874.721
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	25,710.050	1,790.656	4,998.291	22,502.415
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,622.455	552.027	600.605	8,573.877
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,695.726	175.232	22.268	12,848.690
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	322,325.088	12,749.011	30,798.228	304,275.871
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	559,264.912	37,750.092	81,216.305	515,798.699
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	26,828.140	7,294.810	7,877.854	26,245.096
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.234	0.000	0.043	9.191
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.236	0.000	0.042	9.194
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	1,080.006	11.575	282.510	809.071
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.50% series contract	150.272	0.000	150.272	0.000
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	21,077.370	367.985	3,851.776	17,593.579
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	54,216.026	5,366.905	16,367.889	43,215.042
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	1,190.575	61.589	633.850	618.314

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	666.625	0.000	10.428	656.197
Appreciation Portfolio-Service Shares - 1.70% series contract	231.672	12.741	0.135	244.278
Appreciation Portfolio-Service Shares - 1.65% series contract	1,108.692	30.065	262.851	875.906
Appreciation Portfolio-Service Shares - 1.40% series contract	23,801.540	482.424	4,918.240	19,365.724
Government Money Market Portfolio - 1.95% series contract	11,030.720	3,355.884	5,622.787	8,763.817
Government Money Market Portfolio - 2.00% series contract	0.000	53,294.012	49,474.054	3,819.958
Government Money Market Portfolio - 1.80% series contract **	94.509	0.000	0.557	93.952
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.000	2,473.663	0.000
Government Money Market Portfolio - 1.75% series contract	57,353.577	112,002.996	139,105.304	30,251.269
Government Money Market Portfolio - 1.70% series contract	9,587.541	660.977	1.418	10,247.100
Government Money Market Portfolio - 1.65% series contract *	21,335.310	11,432.895	28,424.945	4,343.260
Government Money Market Portfolio - 1.65% series contract	2,706.252	0.000	3.001	2,703.251
Government Money Market Portfolio - 1.55% series contract	9,678.815	75,544.765	79,802.575	5,421.005
Government Money Market Portfolio - 1.50% series contract	364.509	0.000	1.430	363.079
Government Money Market Portfolio - 1.45% series contract	701.497	33.582	0.696	734.383
Government Money Market Portfolio - 1.40% series contract	798,248.622	344,757.366	356,343.213	786,662.775
Government Money Market Portfolio - 1.25% series contract	673,456.236	682,370.004	664,633.625	691,192.615
Government Money Market Portfolio - 1.00% series contract	27,787.588	472,425.010	463,027.641	37,184.957
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	172.716	0.000	58.490	114.226
Calamos® Growth and Income Portfolio - 1.65% series contract *	1,071.421	0.000	45.499	1,025.922
Calamos® Growth and Income Portfolio - 1.65% series contract	809.727	23.000	166.036	666.691
Calamos® Growth and Income Portfolio - 1.55% series contract	3,878.622	1,076.718	49.141	4,906.199
Calamos® Growth and Income Portfolio - 1.50% series contract	571.940	215.212	0.000	787.152
Calamos® Growth and Income Portfolio - 1.40% series contract	16,826.947	325.742	4,883.953	12,268.736
Calamos® Growth and Income Portfolio - 1.25% series contract	82,476.105	4,668.286	9,100.128	78,044.263
Calamos® Growth and Income Portfolio - 1.00% series contract	2,254.321	0.000	0.446	2,253.875
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,564.232	65.518	0.252	1,629.498
Davis Value Portfolio - 1.75% series contract	2,173.922	60.875	0.667	2,234.130
Davis Value Portfolio - 1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio - 1.65% series contract *	293.522	0.000	16.175	277.347
Davis Value Portfolio - 1.65% series contract	1,385.478	8.655	110.313	1,283.820
Davis Value Portfolio - 1.55% series contract	12,592.254	697.645	2,272.132	11,017.767
Davis Value Portfolio - 1.50% series contract	5,441.642	254.785	126.443	5,569.984
Davis Value Portfolio - 1.45% series contract	5,346.972	100.912	24.032	5,423.852
Davis Value Portfolio - 1.40% series contract	21,271.478	618.067	3,762.699	18,126.846
Davis Value Portfolio - 1.25% series contract	320,866.730	15,745.975	31,901.433	304,711.272
Davis Value Portfolio - 1.00% series contract	14,194.168	298.370	3,179.194	11,313.344
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	0.000	5,568.141	640.530	4,927.611
DWS International Growth VIP-Class A - 1.95% series contract	0.000	5,166.230	766.022	4,400.208
DWS International Growth VIP-Class A - 1.75% series contract	9.314	7,390.540	871.275	6,528.579
DWS International Growth VIP-Class A - 1.65% series contract	9.316	0.000	0.043	9.273
DWS International Growth VIP-Class A - 1.55% series contract	9.715	0.000	0.042	9.673
DWS International Growth VIP-Class A - 1.50% series contract	0.000	379.197	30.048	349.149
DWS International Growth VIP-Class A - 1.25% series contract	19,288.409	4,537.465	2,558.620	21,267.254
DWS International Growth VIP-Class A - 1.00% series contract	127.699	372.143	32.686	467.156
DWS Small Mid Cap Value VIP-Class B - 2.00% series contract	0.000	94.193	94.193	0.000
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	176.450	73.617	240.763	9.304
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.352	0.000	0.043	9.309
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,864.189	75.944	0.284	2,939.849
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	659.471	45.840	239.832	465.479
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	15,854.834	1,522.424	2,361.494	15,015.764
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	1,255.677	44.294	846.675	453.296
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	923.748	88.089	112.919	898.918
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,364.563	31.977	0.239	2,396.301
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	3,474.790	144.604	0.372	3,619.022
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,304.253	110.294	207.516	1,207.031
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	83,519.298	11,411.237	25,293.366	69,637.169
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	4,175.304	332.411	3,348.897	1,158.818
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	5,902.845	1,015.276	5,003.235	1,914.886
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	2,833.625	0.000	2,451.663	381.962
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,922.267	159.036	47.674	5,033.629
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	1,431.090	27.143	1,114.930	343.303
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	109,179.573	6,524.007	14,010.516	101,693.064
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	689.156	0.000	0.316	688.840
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	2,850.284	2,806.327	547.198	5,109.413
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	2,442.814	2,405.759	579.904	4,268.669
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	4,063.023	3,635.522	931.113	6,767.432
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	494.142	1.777	0.042	495.877
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	2,645.332	7.391	881.175	1,771.548
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,316.104	255.864	181.089	3,390.879
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	40,199.900	3,908.472	7,379.231	36,729.141
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	1,262.831	203.730	610.474	856.087
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	2,038.781	7,515.141	198.070	9,355.852
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	0.000	6,658.733	326.653	6,332.080
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.100	0.000	0.097	1,047.003
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	5,751.125	11,197.734	699.812	16,249.047
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.376	0.000	0.044	9.332
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	4,998.747	4,709.666	4,114.970	5,593.443
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	240.164	226.118	0.662	465.620
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	122.391	5.037	0.115	127.313
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	96,717.164	16,112.981	20,538.851	92,291.294
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	7,753.568	4,617.565	2,553.956	9,817.177

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	33,074.121	3,807.564	6,977.035	29,904.650
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	27,862.784	3,777.044	8,192.585	23,447.243
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	8,161.071	882.358	2,632.520	6,410.909
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	40,386.298	4,314.744	10,582.664	34,118.378
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	68.159	0.000	6.796	61.363
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	8,531.519	1,502.413	2,100.738	7,933.194
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	690.643	42.533	358.613	374.563
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	15,403.593	847.291	4,880.214	11,370.670
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	10,264.746	1,427.206	1,661.453	10,030.499
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	41,930.735	2,956.162	6,200.769	38,686.128
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	277,670.706	28,905.219	32,415.445	274,160.480
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	11,529.277	1,766.958	4,408.157	8,888.078
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	13,784.447	2,694.218	1,543.121	14,935.544
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	10,224.138	2,602.501	1,689.441	11,137.198
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	2,550.848	475.741	986.259	2,040.330
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	19,237.034	3,995.544	2,201.093	21,031.485
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	4,088.510	513.467	543.790	4,058.187
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	4,869.098	209.399	1,073.412	4,005.085
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	392.570	60.673	0.272	452.971
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	205,761.822	19,084.751	30,670.399	194,176.174
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	3,375.380	507.411	930.699	2,952.092
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	3,054.694	140.997	733.518	2,462.173
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	635.622	0.000	10.229	625.393
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	8,824.799	65.544	918.144	7,972.199
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	3,519.033	1,646.594	39.095	5,126.532
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,228.370	105.724	391.025	6,943.069
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	7,373.798	2.543	474.054	6,902.287
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	22,052.810	68.657	657.076	21,464.391
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	4,102.196	256.119	822.817	3,535.498
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	758.839	0.000	5.537	753.302
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	81,531.508	1,903.616	11,141.878	72,293.246
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	277,334.481	18,404.832	34,201.944	261,537.369
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	4,318.856	332.844	1,374.262	3,277.438
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,334.243	38.283	68.114	1,304.412
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,775.145	251.971	929.373	1,097.743
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	0.000	198.999	0.000
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	960.708	19.261	0.043	979.926
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.70% series contract	198.385	1.061	199.446	0.000
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	6,008.442	209.120	440.126	5,777.436
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	28.282	21.685	6.033	43.934
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	8,948.100	470.657	2,455.988	6,962.769
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,130.136	371.683	236.154	4,265.665
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	22,001.077	724.667	810.292	21,915.452
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	166,564.769	16,260.922	21,874.783	160,950.908
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,927.363	2,275.230	2,618.209	14,584.384
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.373	0.000	0.143	58.230
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	6,138.377	90.204	10.659	6,217.922
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	69,991.624	7,096.237	11,325.673	65,762.188
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	58,771.430	7,228.232	12,285.918	53,713.744
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,516.464	153.866	522.686	2,147.644
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	115,843.061	8,425.117	14,677.554	109,590.624
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	648.513	0.000	38.381	610.132
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	2,722.141	37.489	1,424.630	1,335.000
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	24,637.177	1,796.403	2,991.125	23,442.455
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	21,962.513	991.193	418.536	22,535.170
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,478.403	258.534	26.801	7,710.136
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	102,485.731	4,478.462	10,771.968	96,192.225
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	793,608.731	33,462.080	72,489.853	754,580.958
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	29,403.572	8,388.781	9,233.623	28,558.730
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	3,240.183	85.520	1,548.277	1,777.426
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	2,835.140	110.698	1,054.580	1,891.258
Janus Henderson VIT Research Portfolio-Service Shares - 1.80% series contract	369.534	1.891	371.425	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	4,108.152	60.351	1,622.293	2,546.210
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	415.737	7.632	37.991	385.378
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	5,102.776	2,158.991	2,271.990	4,989.777
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	37.180	331.128	8.002	360.306
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	1,892.734	1,275.851	744.485	2,424.100
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	301.794	3.940	54.727	251.007
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	25,385.946	1,784.075	5,601.867	21,568.154
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	117,577.157	24,458.424	15,262.569	126,773.012
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	1,450.259	2.907	757.387	695.779
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.373	0.000	0.044	9.329
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	1,912.875	1,404.107	117.209	3,199.773
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.375	0.000	0.043	9.332
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	9,279.394	5.911	1,114.251	8,171.054
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,507.866	149.989	148.594	1,509.261
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	717.253	179.992	99.381	797.864
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	18,795.715	784.026	1,799.108	17,780.633
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	24,784.755	9,090.364	11,197.339	22,677.780
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	4,905.431	837.970	3,133.805	2,609.596
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	39.201	0.000	20.863	18.338
Discovery Portfolio - Class I - 1.70% series contract	45.670	0.000	0.000	45.670
Discovery Portfolio - Class I - 1.65% series contract *	750.613	1,233.203	1,353.417	630.399
Discovery Portfolio - Class I - 1.65% series contract	1,613.488	312.253	133.790	1,791.951
Discovery Portfolio - Class I - 1.55% series contract	2,883.302	149.827	190.382	2,842.747
Discovery Portfolio - Class I - 1.50% series contract	3,179.004	359.675	1,008.979	2,529.700
Discovery Portfolio - Class I - 1.45% series contract	271.090	2.343	3.523	269.910
Discovery Portfolio - Class I - 1.40% series contract	8,402.453	1,340.035	2,279.835	7,462.653
Discovery Portfolio - Class I - 1.25% series contract	91,428.943	7,501.524	15,651.699	83,278.768
Discovery Portfolio - Class I - 1.00% series contract	2,568.362	182.680	582.473	2,168.569

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	0.000	183.345	0.000
U.S. Real Estate Portfolio - Class I - 1.70% series contract	1,363.353	47.369	25.376	1,385.346
U.S. Real Estate Portfolio - Class I - 1.65% series contract	2,473.878	64.392	1,467.870	1,070.400
U.S. Real Estate Portfolio - Class I - 1.40% series contract	78,578.719	2,169.675	4,867.655	75,880.739
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	722.382	16.234	1.273	737.343
Mid Cap Growth Portfolio-Class S - 1.40% series contract	18,658.778	361.306	1,102.006	17,918.078
Sustainable Equity Portfolio-Class S - 1.75% series contract	4,298.173	557.647	0.919	4,854.901
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,876.678	88.011	0.083	5,964.606
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,447.994	11.856	0.084	2,459.766
Sustainable Equity Portfolio-Class S - 1.40% series contract	125,287.051	2,405.043	17,974.331	109,717.763
Sustainable Equity Portfolio-Class S - 1.25% series contract	101,699.355	8,489.003	15,134.008	95,054.350
Sustainable Equity Portfolio-Class S - 1.00% series contract	19.046	0.000	0.111	18.935
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	2,083.867	20.634	33.153	2,071.348
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	3,027.444	219.233	1,249.803	1,996.874
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	1,754.551	247.795	87.523	1,914.823
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	1,144.745	59.884	41.950	1,162.679
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	4,700.041	199.399	379.238	4,520.202
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	954.750	5.703	5.896	954.557
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	12,827.644	451.826	1,985.450	11,294.020
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,212.346	599.652	441.980	3,370.018
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	23,035.101	1,167.986	3,833.435	20,369.652
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	144,009.982	14,611.229	21,472.745	137,148.466
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	9,283.572	972.719	2,250.991	8,005.300
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	20,813.690	4,827.232	12,330.434	13,310.488
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	14,371.567	2,953.878	9,258.377	8,067.068
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,148.045	0.000	171.923	1,976.122
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	29,355.461	4,913.322	15,853.435	18,415.348
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	293.336	3.060	1.340	295.056
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	2,989.286	179.733	108.395	3,060.624
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,232.428	0.002	35.592	8,196.838
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	21,837.061	794.485	3,076.544	19,555.002
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	3,113.593	257.976	1,007.578	2,363.991
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,159.232	41.431	5.105	1,195.558
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	72,366.964	2,592.240	11,311.198	63,648.006
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	275,855.872	13,077.569	53,028.420	235,905.021
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	13,832.095	3,599.582	3,534.094	13,897.583
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	22,057.730	11,738.319	4,009.733	29,786.316
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	14,020.939	12,051.152	3,597.367	22,474.724
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	7,968.347	980.747	2,780.996	6,168.098
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	29,982.850	17,432.082	4,513.687	42,901.245
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	419.215	7.135	0.122	426.228
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	13,486.794	2,089.434	1,501.947	14,074.281
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,142.135	136.187	128.264	4,150.058
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	36,959.044	2,499.015	7,739.143	31,718.916
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	10,017.691	1,857.001	1,023.506	10,851.186
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	6,016.095	112.798	17.693	6,111.200
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	102,558.583	4,756.250	11,517.651	95,797.182
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	727,998.284	47,549.602	96,120.990	679,426.896
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	30,997.762	2,537.246	3,958.713	29,576.295
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	226.646	4.268	3.738	227.176
Guggenheim Long Short Equity Fund - 1.65% series contract	279.779	11.287	13.170	277.896
Guggenheim Long Short Equity Fund - 1.40% series contract	21,313.368	1,110.563	1,364.483	21,059.448
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	7,406.885	189.531	557.984	7,038.432
Wilshire Global Allocation Fund - 1.70% series contract	70.779	0.000	0.000	70.779
Wilshire Global Allocation Fund - 1.65% series contract	488.754	28.023	24.024	492.753
Wilshire Global Allocation Fund - 1.55% series contract	7,621.420	0.000	0.175	7,621.245
Wilshire Global Allocation Fund - 1.50% series contract	6.879	0.000	0.583	6.296
Wilshire Global Allocation Fund - 1.40% series contract	65,508.671	5,378.827	1,149.914	69,737.584
Wilshire Global Allocation Fund - 1.25% series contract	95,200.413	5,606.740	7,062.208	93,744.945
Wilshire Global Allocation Fund - 1.00% series contract	5,924.704	665.710	11.243	6,579.171

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$7.247053	$8.094073	$689	1.73%	1.00%	1.80%	8.86%	9.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	151	23.290671	26.011874	4,919	0.46%	1.00%	1.80%	25.65%	26.67%
Invesco V.I. Capital Appreciation Fund-Series II Shares	305	30.836560	35.413338	10,910	0.00%	1.00%	2.00%	19.84%	21.06%
Invesco V.I. Comstock Fund-Series I Shares	292	24.283788	27.066638	7,537	1.84%	1.00%	2.00%	30.70%	32.03%
Invesco V.I. Conservative Balanced Fund-Series II Shares	53	13.921038	15.447649	1,049	1.24%	1.00%	1.75%	8.37%	9.20%
Invesco V.I. Core Equity Fund-Series I Shares	20	27.703114	29.526635	603	0.65%	1.40%	1.80%	25.44%	25.95%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	428	16.709632	16.995878	7,232	0.00%	1.00%	2.00%	16.42%	17.60%
Invesco V.I. Diversified Dividend Fund-Series I Shares	17	23.612743	24.393330	416	2.14%	1.40%	1.70%	16.87%	17.23%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	10.365212	10.382945	876	3.27%	1.40%	1.65%	0.00%	0.00%
Invesco V.I. Global Fund-Series II Shares	209	26.768901	29.896553	6,907	0.00%	1.00%	1.80%	13.10%	14.02%
Invesco V.I. Global Real Estate Fund-Series II Shares	304	12.738438	14.629664	4,285	2.60%	1.00%	2.00%	22.94%	24.19%
Invesco V.I. Government Securities Fund-Series II Shares	29	12.578429	13.342786	377	1.96%	1.40%	1.70%	-4.09%	-3.80%
Invesco V.I. Health Care Fund-Series I Shares	22	43.513718	46.158106	1,029	0.21%	1.40%	1.70%	10.39%	10.73%
Invesco V.I. International Growth Fund-Series II Shares	166	14.837703	16.465113	2,645	1.11%	1.00%	1.75%	3.76%	4.55%
Invesco V.I. Main Street Fund®-Series II Shares	145	30.040932	33.335235	4,920	0.50%	1.00%	1.75%	25.01%	25.96%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	143	20.694113	23.766197	3,526	0.26%	1.00%	2.00%	20.41%	21.64%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	120	32.505902	36.303599	5,423	0.18%	1.00%	1.80%	20.06%	21.04%
Invesco V.I. Small Cap Equity Fund-Series I Shares	168	26.840311	30.824739	4,919	0.17%	1.00%	2.00%	17.99%	19.20%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	685	15.876998	18.233610	11,936	1.33%	1.00%	2.00%	8.57%	9.68%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	12.346064	13.699916	2,542	1.36%	1.00%	1.75%	0.49%	1.26%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,226	18.127648	20.115594	23,559	1.24%	1.00%	1.75%	12.87%	13.74%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	356	13.860016	15.917243	5,410	1.39%	1.00%	2.00%	4.34%	5.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	116	24.820804	26.316589	2,969	0.00%	1.00%	1.75%	9.21%	10.04%
VP Large Company Value Fund-Class II	312	20.611916	23.671515	7,201	1.27%	1.00%	2.00%	19.10%	20.31%
VP Mid Cap Value Fund-Class II	169	29.474824	33.849605	5,632	1.06%	1.00%	2.00%	20.56%	21.79%
VP Ultra® Fund-Class II	6	52.617961	55.428294	354	0.00%	1.40%	1.70%	20.90%	21.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	26.151473	29.019668	389	0.46%	1.00%	1.75%	23.36%	24.31%
Technology Growth Portfolio-Initial Shares	14	65.057933	68.533139	987	0.00%	1.40%	1.70%	11.01%	11.35%
BNY Mellon Stock Index Fund, Inc. - Service Shares	826	32.391693	37.199111	34,367	0.82%	1.00%	2.00%	25.56%	26.84%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	59	34.625219	38.669871	2,391	0.60%	1.00%	1.80%	24.40%	25.42%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	44.555706	48.204657	985	0.20%	1.40%	1.80%	24.49%	25.00%
Government Money Market Portfolio	1,369	0.774872	0.910845	1,234	0.01%	1.00%	2.00%	-2.53%	-1.10%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	88	26.023913	28.877506	2,435	0.37%	1.00%	1.75%	19.27%	20.18%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	326	22.735159	25.391387	7,957	0.62%	1.00%	1.80%	15.73%	16.67%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	37	15.456971	17.751720	608	0.34%	1.00%	2.00%	5.95%	7.03%
DWS Small Mid Cap Value VIP-Class B	18	21.956082	23.996019	424	0.94%	1.00%	1.75%	27.77%	28.74%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	71	23.384920	25.918622	1,766	2.76%	1.00%	1.80%	16.99%	17.94%
Franklin Mutual Shares VIP Fund -Class 2	95	17.265205	19.158702	1,762	3.02%	1.00%	1.75%	17.08%	17.98%
Franklin Small Cap Value VIP Fund -Class 2	53	37.964856	43.180373	2,173	1.10%	1.00%	2.00%	22.86%	24.11%
Franklin U.S. Government Securities VIP Fund -Class 2	123	10.402512	11.946443	1,386	2.46%	1.00%	2.00%	-3.79%	-2.81%
Templeton Foreign VIP Fund -Class 2	437	9.286352	10.665058	4,417	1.93%	1.00%	2.00%	2.08%	3.12%
Templeton Global Bond VIP Fund -Class 2	252	11.152596	12.685092	3,044	0.00%	1.00%	2.00%	-6.89%	-5.94%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	341	26.746223	29.870306	10,712	0.66%	1.00%	1.80%	14.81%	15.74%
Janus Henderson VIT Enterprise Portfolio-Service Shares	191	36.539533	41.963239	8,677	0.25%	1.00%	2.00%	14.21%	15.38%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	31.110194	33.001188	188	0.37%	1.40%	1.70%	15.79%	16.15%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,074	9.675465	11.112335	12,690	1.05%	1.00%	2.00%	11.02%	12.16%
Janus Henderson VIT Research Portfolio-Service Shares	133	34.641572	39.782908	5,426	0.02%	1.00%	2.00%	17.65%	18.85%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	53	14.105368	15.651992	842	3.93%	1.00%	1.75%	-2.07%	-1.32%
Discovery Portfolio - Class I	90	53.463860	59.710124	5,218	0.00%	1.00%	1.80%	-12.66%	-11.95%
U.S. Real Estate Portfolio - Class I	73	41.608871	44.137519	3,205	2.06%	1.40%	1.70%	37.43%	37.85%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	22.091585	22.510792	433	0.00%	1.40%	1.70%	10.81%	11.15%
Sustainable Equity Portfolio-Class S	188	15.317905	15.632908	2,912	0.17%	1.00%	1.75%	21.01%	21.93%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	185	17.121724	19.662878	3,724	4.48%	1.00%	2.00%	1.56%	2.60%
PIMCO Real Return Portfolio - Administrative Class	352	13.206413	15.166447	5,406	4.85%	1.00%	2.00%	3.50%	4.55%
PIMCO Total Return Portfolio - Administrative Class	909	13.749652	15.790315	14,085	1.81%	1.00%	2.00%	-3.24%	-2.25%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	21	20.165782	21.391218	445	0.68%	1.40%	1.70%	21.70%	22.07%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	177	13.293686	13.608700	2,391	1.14%	1.00%	1.75%	9.89%	10.72%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2021 (commencement of operations) to December 31, 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.657171	$7.375180	$665	1.35%	1.00%	1.80%	0.37%	1.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	337	25.732408	29.253183	9,965	0.00%	1.00%	2.00%	33.51%	34.87%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	62	12.846007	14.146742	1,086	1.76%	1.00%	1.75%	12.58%	13.44%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares (*)	499	14.353343	14.451698	7,201	0.00%	1.00%	2.00%	0.00%	0.00%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	228	23.668833	26.220679	6,602	0.39%	1.00%	1.80%	25.04%	26.06%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	163	24.031575	26.464946	4,391	1.02%	1.00%	1.75%	11.70%	12.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	140	27.074059	29.992925	5,174	0.31%	1.00%	1.80%	17.48%	18.44%
Invesco V.I. American Value Fund-Series I Shares	162	18.536325	20.534871	4,220	0.76%	1.00%	1.80%	-0.70%	0.11%
Invesco V.I. Comstock Fund-Series I Shares	328	18.580453	20.500707	6,452	2.10%	1.00%	2.00%	-2.84%	-1.85%
Invesco V.I. Core Equity Fund-Series I Shares	23	22.084497	23.442820	535	1.22%	1.40%	1.80%	11.80%	12.25%
Invesco V.I. Diversified Dividend Fund-Series I Shares	19	20.203551	20.808037	385	3.01%	1.40%	1.70%	-1.57%	-1.26%
Invesco V.I. Global Real Estate Fund-Series II Shares	332	10.361820	11.780072	3,778	4.04%	1.00%	2.00%	-14.32%	-13.44%
Invesco V.I. Government Securities Fund-Series II Shares	35	13.115177	13.869853	482	2.34%	1.40%	1.70%	4.16%	4.48%
Invesco V.I. Health Care Fund-Series I Shares	24	39.418349	41.686721	982	0.30%	1.40%	1.70%	12.51%	12.85%
Invesco V.I. International Growth Fund-Series II Shares	164	14.300306	15.748524	2,497	1.93%	1.00%	1.75%	11.74%	12.60%
Invesco V.I. Managed Volatility Fund-Series II Shares	32	25.394544	26.492475	858	1.60%	1.40%	1.65%	-3.38%	-3.14%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	149	17.186587	19.538638	3,035	0.44%	1.00%	2.00%	6.76%	7.85%
Invesco V.I. Small Cap Equity Fund-Series I Shares	187	22.747101	25.860033	4,587	0.31%	1.00%	2.00%	24.69%	25.97%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	744	14.623161	16.624040	11,870	1.88%	1.00%	2.00%	6.93%	8.03%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	212	12.286102	13.530051	2,776	1.80%	1.00%	1.75%	4.62%	5.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,302	16.059974	17.686199	22,084	1.80%	1.00%	1.75%	8.08%	8.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	382	13.283540	15.101097	5,530	1.98%	1.00%	2.00%	6.25%	7.34%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	129	22.727668	23.914648	3,013	0.00%	1.00%	1.75%	39.96%	41.03%
VP Large Company Value Fund-Class II	340	17.306458	19.674743	6,553	1.40%	1.00%	2.00%	0.43%	1.46%
VP Mid Cap Value Fund-Class II	186	24.448810	27.794143	5,091	1.45%	1.00%	2.00%	-0.92%	0.10%
VP Ultra® Fund-Class II	8	43.520333	45.705489	364	0.00%	1.40%	1.70%	47.00%	47.45%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	21.198620	23.345457	297	0.47%	1.00%	1.75%	5.95%	6.76%
Technology Growth Portfolio-Initial Shares	17	58.605844	61.548768	1,016	0.22%	1.40%	1.70%	67.03%	67.54%
BNY Mellon Stock Index Fund, Inc. - Service Shares	940	25.798724	29.328565	30,829	1.22%	1.00%	2.00%	15.35%	16.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	63	27.833184	30.833391	2,030	0.92%	1.00%	1.80%	21.62%	22.61%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	35.790210	38.564419	811	0.52%	1.40%	1.80%	21.15%	21.65%
Government Money Market Portfolio	1,582	0.794947	0.920951	1,445	0.23%	1.00%	2.00%	-2.23%	-0.87%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	100	21.818681	24.027790	2,310	0.45%	1.00%	1.75%	20.28%	21.20%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	362	19.644713	21.762676	7,582	0.65%	1.00%	1.80%	9.70%	10.60%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	38	14.589124	16.585756	590	1.69%	1.00%	2.00%	20.23%	21.46%
DWS Small Mid Cap Value VIP-Class B	19	17.184361	18.638793	341	0.93%	1.00%	1.75%	-3.90%	-3.16%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	80	19.989587	21.976460	1,689	1.94%	1.00%	1.80%	-6.19%	-5.42%
Franklin Mutual Shares VIP Fund -Class 2	110	14.746140	16.239438	1,726	2.42%	1.00%	1.75%	-6.71%	-6.00%
Franklin Small Cap Value VIP Fund -Class 2	59	30.900883	34.791159	1,961	7.11%	1.00%	2.00%	3.08%	4.13%
Franklin U.S. Government Securities VIP Fund -Class 2	141	10.812303	12.291586	1,653	3.79%	1.00%	2.00%	1.75%	2.79%
Templeton Foreign VIP Fund -Class 2	445	9.097561	10.342702	4,378	3.03%	1.00%	2.00%	-3.14%	-2.15%
Templeton Global Bond VIP Fund -Class 2	255	11.978331	13.486600	3,287	8.11%	1.00%	2.00%	-6.83%	-5.88%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	393	23.296923	25.807925	10,725	1.42%	1.00%	1.80%	11.97%	12.89%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	31.992671	36.370345	8,587	0.00%	1.00%	2.00%	16.79%	17.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	26.866736	28.413185	178	0.51%	1.40%	1.70%	17.72%	18.08%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,166	8.714845	9.907982	12,373	1.07%	1.00%	2.00%	13.70%	14.86%
Janus Henderson VIT Research Portfolio-Service Shares	164	29.445257	33.473829	5,625	0.21%	1.00%	2.00%	29.92%	31.25%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	57	14.403272	15.861427	920	3.00%	1.00%	1.75%	5.91%	6.72%
Discovery Portfolio - Class I	101	61.215085	67.813492	6,666	0.00%	1.00%	1.80%	147.76%	149.78%
U.S. Real Estate Portfolio - Class I	78	30.277009	32.019494	2,504	2.39%	1.40%	1.70%	-18.27%	-18.02%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	19.936912	20.253460	378	0.00%	1.40%	1.70%	37.33%	37.75%
Sustainable Equity Portfolio-Class S	218	12.658718	12.821190	2,781	0.35%	1.00%	1.75%	17.19%	18.08%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	193	16.858517	19.164984	3,809	4.65%	1.00%	2.00%	3.64%	4.70%
PIMCO Real Return Portfolio - Administrative Class	390	12.760161	14.505927	5,775	1.41%	1.00%	2.00%	9.48%	10.60%
PIMCO Total Return Portfolio - Administrative Class	973	14.210296	16.154415	15,489	2.10%	1.00%	2.00%	6.48%	7.57%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.570732	17.524305	377	0.82%	1.40%	1.70%	3.14%	3.46%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	185	12.097813	12.290667	2,262	3.65%	1.00%	1.75%	9.96%	10.80%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.632893	$7.288727	$658	0.81%	1.00%	1.80%	14.69%	15.62%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	364	19.273789	21.689110	7,987	0.00%	1.00%	2.00%	33.13%	34.49%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	67	11.410793	12.470751	1,053	2.03%	1.00%	1.75%	15.16%	16.04%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	260	18.483316	20.799966	6,228	0.66%	1.00%	2.00%	28.83%	30.14%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	194	21.398407	23.513058	4,643	0.83%	1.00%	1.80%	29.37%	30.42%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	153	23.046378	25.324200	4,880	0.00%	1.00%	1.80%	23.86%	24.87%
Invesco V.I. American Value Fund-Series I Shares	171	18.667473	20.512495	4,515	0.72%	1.00%	1.80%	22.78%	23.78%
Invesco V.I. Comstock Fund-Series I Shares	343	19.123939	20.886455	6,896	1.95%	1.00%	2.00%	22.80%	24.05%
Invesco V.I. Core Equity Fund-Series I Shares	25	19.754390	20.884135	516	0.96%	1.40%	1.80%	26.64%	27.16%
Invesco V.I. Diversified Dividend Fund-Series I Shares	20	20.524815	21.074460	417	3.19%	1.40%	1.70%	22.97%	23.34%
Invesco V.I. Global Real Estate Fund-Series II Shares	374	12.093294	13.609067	4,908	3.52%	1.00%	2.00%	20.19%	21.42%
Invesco V.I. Government Securities Fund-Series II Shares	31	12.590804	13.274731	414	2.08%	1.40%	1.70%	3.95%	4.27%
Invesco V.I. Health Care Fund-Series I Shares	26	35.035584	36.938829	962	0.04%	1.40%	1.70%	30.25%	30.65%
Invesco V.I. International Growth Fund-Series II Shares	173	12.728265	13.986308	2,340	1.33%	1.00%	1.80%	25.93%	26.96%
Invesco V.I. Managed Volatility Fund-Series II Shares	36	26.283798	27.350496	991	1.13%	1.40%	1.65%	16.34%	16.64%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	153	16.099010	18.116735	2,908	0.20%	1.00%	2.00%	22.54%	23.79%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	276	19.470506	21.050776	5,666	0.00%	1.00%	2.00%	31.32%	32.66%
Invesco V.I. Small Cap Equity Fund-Series I Shares	207	18.242401	20.528892	4,038	0.00%	1.00%	2.00%	24.07%	25.33%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	792	13.675178	15.388895	11,732	1.92%	1.00%	2.00%	13.94%	12.04%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	11.743033	12.833759	2,387	1.93%	1.00%	1.75%	7.61%	8.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,471	14.860009	16.240393	23,008	1.75%	1.00%	1.75%	17.67%	18.57%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	413	12.501616	14.068249	5,576	2.05%	1.00%	2.00%	10.64%	11.77%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	151	16.238911	16.957235	2,507	0.00%	1.00%	1.75%	33.19%	34.21%
VP Large Company Value Fund-Class II	352	17.231953	19.391501	6,711	1.95%	1.00%	2.00%	24.76%	26.03%
VP Mid Cap Value Fund-Class II	216	24.675321	27.767358	5,927	1.98%	1.00%	2.00%	26.41%	27.70%
VP Ultra® Fund-Class II	8	29.605212	30.997049	252	0.00%	1.40%	1.70%	32.17%	32.58%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	20.007517	21.866285	294	0.37%	1.00%	1.75%	17.76%	18.66%
Technology Growth Portfolio-Initial Shares	16	35.086837	36.736656	579	0.00%	1.40%	1.70%	23.68%	24.05%
BNY Mellon Stock Index Fund, Inc. - Service Shares	1,020	22.365043	25.167570	28,683	1.49%	1.00%	2.00%	28.23%	29.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	78	22.885198	25.146736	2,064	1.17%	1.00%	1.80%	31.60%	32.67%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	26	29.541048	31.701478	815	0.95%	1.40%	1.80%	33.34%	33.88%
Government Money Market Portfolio	1,615	0.813059	0.929066	1,491	1.76%	1.00%	2.00%	-0.44%	0.69%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	108	18.139499	19.824402	2,062	1.71%	1.00%	1.75%	23.37%	24.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	385	17.907019	19.676881	7,321	1.60%	1.00%	1.80%	28.81%	29.86%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	19	12.494470	13.655388	258	1.24%	1.00%	1.75%	28.93%	29.91%
DWS Small Mid Cap Value VIP-Class B	21	17.881067	19.247040	390	0.37%	1.00%	1.75%	22.32%	21.09%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	96	21.307863	23.235793	2,174	1.67%	1.00%	1.80%	22.13%	23.12%
Franklin Mutual Shares VIP Fund -Class 2	125	15.806889	17.275260	2,085	1.88%	1.00%	1.75%	20.43%	21.35%
Franklin Small Cap Value VIP Fund -Class 2	57	29.977758	33.409872	1,837	1.10%	1.00%	2.00%	23.82%	25.09%
Franklin U.S. Government Securities VIP Fund -Class 2	119	10.626483	11.957968	1,372	2.80%	1.00%	2.00%	3.13%	4.18%
Templeton Foreign VIP Fund -Class 2	476	9.392476	10.569780	4,791	1.73%	1.00%	2.00%	10.28%	11.40%
Templeton Global Bond VIP Fund -Class 2	264	12.856526	14.328681	3,641	7.26%	1.00%	2.00%	-0.40%	0.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	421	20.806135	22.861970	10,234	1.61%	1.00%	1.80%	20.07%	21.05%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	27.392747	30.825587	7,587	0.05%	1.00%	2.00%	32.45%	33.81%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	22.822310	24.062394	149	0.85%	1.40%	1.70%	26.53%	26.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,230	7.665062	8.626162	11,433	1.83%	1.00%	2.00%	24.17%	25.44%
Janus Henderson VIT Research Portfolio-Service Shares	163	22.664525	25.504565	4,312	0.32%	1.00%	2.00%	29.67%	33.87%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	62	13.599800	14.862854	943	4.62%	1.00%	1.75%	8.94%	9.77%
Discovery Portfolio - Class I	111	24.707681	27.149768	2,944	0.00%	1.00%	1.80%	37.59%	38.71%
U.S. Real Estate Portfolio - Class I	83	36.395875	39.058030	3,219	1.97%	1.40%	1.80%	16.80%	17.27%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	14.517631	14.703206	285	0.00%	1.40%	1.70%	30.23%	30.63%
Sustainable Equity Portfolio-Class S (*)	240	10.802201	10.857724	2,597	0.53%	1.00%	1.75%	0.00%	0.00%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	206	16.267131	18.305330	3,912	5.06%	1.00%	2.00%	12.46%	13.60%
PIMCO Real Return Portfolio - Administrative Class	466	11.655430	13.115883	6,231	1.74%	1.00%	2.00%	6.28%	7.36%
PIMCO Total Return Portfolio - Administrative Class	1,007	13.345110	15.017217	14,985	3.02%	1.00%	2.00%	6.20%	7.29%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.066272	16.939051	369	0.56%	1.40%	1.70%	3.74%	4.06%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	182	11.001806	11.092294	2,014	1.65%	1.00%	1.75%	16.35%	17.24%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2019 (commencement of operations) to December 31, 2019.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	97	$5.783441	$6.303922	$595	1.19%	1.00%	1.80%	-24.37%	-23.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	176	15.204466	16.572245	3,752	0.53%	1.00%	1.80%	-14.23%	-13.53%
Invesco V.I. Comstock Fund-Series I Shares	345	15.573704	16.837273	5,636	1.81%	1.00%	2.00%	-13.93%	-13.05%
Invesco V.I. Core Equity Fund-Series I Shares	26	15.598450	16.423684	432	0.91%	1.40%	1.80%	-11.04%	-10.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	22	16.691573	17.086488	376	2.51%	1.40%	1.70%	-9.15%	-8.88%
Invesco V.I. Global Real Estate Fund-Series II Shares	359	10.061547	11.208289	3,904	3.78%	1.00%	2.00%	-8.22%	-7.27%
Invesco V.I. Government Securities Fund-Series II Shares	39	12.112170	12.731276	490	1.85%	1.40%	1.70%	-1.42%	-1.12%
Invesco V.I. Health Care Fund-Series I Shares	28	26.898143	28.273158	801	0.00%	1.40%	1.70%	-0.82%	-0.52%
Invesco V.I. International Growth Fund-Series II Shares	178	10.107383	11.016656	1,910	1.94%	1.00%	1.80%	-16.74%	-16.06%
Invesco V.I. Managed Volatility Fund-Series II Shares	40	22.591462	23.448764	934	1.49%	1.40%	1.65%	-12.76%	-12.53%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	127	13.138101	14.635370	2,008	0.12%	1.00%	2.00%	-13.38%	-12.49%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	300	14.826209	15.867625	4,660	0.00%	1.00%	2.00%	-7.77%	-6.82%
Invesco V.I. Small Cap Equity Fund-Series I Shares	211	14.703755	16.379574	3,286	0.00%	1.00%	2.00%	-16.79%	-15.93%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	953	12.002595	13.734688	12,321	1.88%	0.75%	2.00%	-8.12%	-6.94%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	219	10.912509	11.835725	2,511	2.09%	1.00%	1.75%	-4.09%	-3.35%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,633	12.628489	13.697019	21,618	1.67%	1.00%	1.75%	-9.66%	-8.97%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	443	11.298965	12.586452	5,374	1.98%	1.00%	2.00%	-6.18%	-5.21%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	152	12.192008	12.634862	1,884	0.00%	1.00%	1.75%	-6.87%	-6.15%
VP Large Company Value Fund-Class II	361	13.811924	15.385910	5,462	1.69%	1.00%	2.00%	-10.03%	-9.11%
VP Mid Cap Value Fund-Class II	236	19.519444	21.743578	5,070	1.33%	1.00%	2.00%	-14.71%	-13.84%
VP Ultra® Fund-Class II	7	22.398693	23.380469	159	0.23%	1.40%	1.70%	-1.12%	-0.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	118	14.703925	15.947971	1,810	1.36%	1.00%	1.75%	-6.07%	-5.35%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	433	13.902109	15.152773	6,348	0.92%	1.00%	1.80%	-15.17%	-14.47%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	20	9.690935	10.511130	206	1.03%	1.00%	1.75%	-18.16%	-17.53%
DWS Small Mid Cap Value VIP-Class B	21	14.618186	15.894190	327	1.05%	1.00%	1.95%	-17.97%	-17.17%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	16.990264	18.427977	209	0.41%	1.00%	1.75%	-17.17%	-16.53%
Technology Growth Portfolio-Initial Shares	18	28.369706	29.613404	523	0.00%	1.40%	1.70%	-2.68%	-2.38%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,103	17.441936	19.429329	24,013	1.48%	1.00%	2.00%	-6.77%	-5.81%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	83	17.389996	18.954131	1,656	1.63%	1.00%	1.80%	-6.37%	-5.60%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	30	22.154950	23.678859	703	1.04%	1.40%	1.80%	-8.78%	-8.41%
Government Money Market Portfolio	2,213	0.816685	0.922720	2,009	1.19%	1.00%	2.00%	-0.91%	0.28%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	105	17.446931	18.871819	1,934	2.54%	1.00%	1.80%	-12.83%	-12.11%
Franklin Mutual Shares VIP Fund -Class 2	126	13.125639	14.236262	1,732	2.64%	1.00%	1.75%	-10.67%	-9.98%
Franklin Small Cap Value VIP Fund -Class 2	60	24.210418	26.709682	1,534	0.88%	1.00%	2.00%	-14.63%	-13.75%
Franklin U.S. Government Securities VIP Fund -Class 2	136	10.304399	11.478391	1,507	2.68%	1.00%	2.00%	-1.68%	-0.67%
Templeton Foreign VIP Fund -Class 2	487	8.517034	9.487797	4,414	2.76%	1.00%	2.00%	-17.14%	-16.29%
Templeton Global Bond VIP Fund -Class 2	266	12.908555	14.241310	3,668	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	486	17.327909	18.886239	9,715	1.86%	1.00%	1.80%	-1.39%	-0.58%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	20.680909	23.037587	5,707	0.14%	1.00%	2.00%	-2.66%	-1.66%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	18.037548	18.959859	127	1.03%	1.40%	1.70%	-8.67%	-8.39%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,288	6.172951	6.876795	9,618	1.79%	1.00%	2.00%	-16.84%	-15.99%
Janus Henderson VIT Research Portfolio-Service Shares	155	17.479126	19.051215	3,110	0.40%	1.00%	1.80%	-4.60%	-3.81%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	50	12.483691	13.539715	703	2.73%	1.00%	1.75%	-2.40%	-1.65%
Mid Cap Growth Portfolio - Class I	118	17.957670	19.573184	2,265	0.00%	1.00%	1.80%	8.65%	9.54%
U.S. Real Estate Portfolio - Class I	89	31.161467	33.305196	2,941	2.79%	1.40%	1.80%	-9.39%	-9.01%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	96	16.440207	17.831305	2,062	0.43%	1.00%	1.75%	-9.23%	-8.53%
Mid Cap Growth Portfolio-Class S	19	11.147664	11.255853	214	0.00%	1.40%	1.70%	-8.16%	-7.87%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	394	14.477389	16.127109	6,456	0.00%	1.00%	2.00%	-7.85%	-6.90%
Oppenheimer Conservative Balanced Fund	69	9.908286	10.746639	945	1.77%	1.00%	1.75%	-7.20%	-6.48%
Oppenheimer Global Fund/VA-Service Shares	272	14.347419	15.982606	5,007	0.81%	1.00%	2.00%	-15.14%	-14.26%
Oppenheimer Main Street Fund®/VA-Service Shares	214	16.540760	18.028542	3,951	1.05%	1.00%	1.80%	-9.76%	-9.02%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	160	18.606292	20.280090	4,138	0.06%	1.00%	1.80%	-12.16%	-11.44%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	204	14.465220	16.113235	3,415	4.80%	1.00%	2.00%	-4.63%	-3.65%
PIMCO Real Return Portfolio - Administrative Class	527	10.967024	12.216540	6,526	2.29%	1.00%	2.00%	-4.18%	-3.19%
PIMCO Total Return Portfolio - Administrative Class	1,020	12.565629	13.997236	14,232	2.61%	1.00%	2.00%	-2.54%	-1.54%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	15.486415	16.278052	377	0.00%	1.40%	1.70%	-14.42%	-14.16%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund (*)	225	9.455937	9.461474	2,124	0.00%	1.00%	1.75%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Year Ended December 31, 2017
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	95	$7.647272	$8.267669	$768	2.04%	1.00%	1.80%	22.85%	23.85%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	182	17.380740	19.164665	4,518	0.81%	1.00%	2.00%	7.77%	8.87%
Invesco V.I. Comstock Fund-Series I Shares	379	18.094389	19.363597	7,136	2.16%	1.00%	2.00%	15.50%	16.68%
Invesco V.I. Core Equity Fund-Series I Shares	29	17.533314	18.385595	521	1.02%	1.40%	1.80%	11.14%	11.59%
Invesco V.I. Diversified Dividend Fund-Series I Shares	25	18.373610	18.750796	462	1.74%	1.40%	1.70%	6.73%	7.06%
Invesco V.I. Global Health Care Fund-Series I Shares	34	27.120678	28.419887	960	0.38%	1.40%	1.70%	13.86%	14.21%
Invesco V.I. Global Real Estate Fund-Series II Shares	355	10.962380	12.087651	4,179	3.13%	1.00%	2.00%	10.48%	11.61%
Invesco V.I. Government Securities Fund-Series II Shares	35	12.286534	12.875091	451	1.88%	1.40%	1.70%	0.00%	0.30%
Invesco V.I. International Growth Fund-Series II Shares	263	11.902425	13.124103	3,333	1.28%	1.00%	2.00%	20.28%	21.50%
Invesco V.I. Managed Volatility Fund-Series II Shares	42	25.715480	26.808642	1,121	1.10%	1.40%	1.70%	8.46%	8.79%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	137	15.167127	16.723847	2,467	0.33%	1.00%	2.00%	12.37%	13.51%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	306	16.074819	17.029025	5,117	0.00%	1.00%	2.00%	19.71%	20.92%
Invesco V.I. Small Cap Equity Fund-Series I Shares	205	17.670591	19.484358	3,815	0.00%	1.00%	2.00%	11.78%	12.92%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,018	13.063185	14.758956	14,183	1.61%	0.75%	2.00%	11.07%	12.48%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	233	11.377276	12.245772	2,773	1.66%	1.00%	1.75%	4.35%	5.14%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,729	13.978763	15.045945	25,213	1.34%	1.00%	1.75%	15.25%	16.13%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	497	12.042879	13.278799	6,374	1.75%	1.00%	2.00%	7.75%	8.84%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	148	13.090739	13.462802	1,967	0.00%	1.00%	1.75%	19.67%	20.58%
VP Large Company Value Fund-Class II	351	15.352202	16.927878	5,868	1.57%	1.00%	2.00%	8.74%	9.85%
VP Mid Cap Value Fund-Class II	214	22.886814	25.235434	5,408	1.42%	1.00%	2.00%	9.25%	10.36%
VP Ultra® Fund-Class II	7	22.652696	23.573317	155	0.22%	1.40%	1.70%	29.77%	30.16%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	119	15.654021	16.849036	1,935	0.84%	1.00%	1.75%	13.50%	14.36%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	453	16.387782	17.716814	7,793	0.76%	1.00%	1.80%	20.43%	21.40%
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	19	11.840666	12.744821	234	0.34%	1.00%	1.75%	23.28%	24.22%
Deutsche Small Mid Cap Value VIP-Class B	20	18.100421	19.188077	378	0.36%	1.00%	1.75%	8.21%	9.03%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	15	20.512291	22.078342	313	0.70%	1.00%	1.75%	13.03%	13.89%
Technology Growth Portfolio-Initial Shares	18	29.150062	30.334918	555	0.00%	1.40%	1.70%	40.22%	40.65%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,109	18.708261	20.628121	25,836	1.47%	1.00%	2.00%	18.80%	20.00%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	90	18.572138	20.078025	1,927	0.92%	1.00%	1.80%	12.98%	13.89%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	34	24.288647	25.853426	875	1.10%	1.40%	1.80%	24.73%	25.24%
Government Money Market Portfolio	2,012	0.824154	0.920160	1,846	0.32%	1.00%	2.00%	-1.98%	-0.73%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	105	20.013749	21.472258	2,205	1.83%	1.00%	1.80%	6.65%	7.52%
Franklin Mutual Shares VIP Fund -Class 2	122	14.693012	15.814760	1,867	2.24%	1.00%	1.75%	6.46%	7.27%
Franklin Small Cap Value VIP Fund -Class 2	48	28.992616	30.968704	1,437	0.51%	1.00%	1.75%	8.72%	9.55%
Franklin U.S. Government Securities VIP Fund -Class 2	142	10.480520	11.555976	1,597	2.57%	1.00%	2.00%	-0.68%	0.33%
Templeton Foreign VIP Fund -Class 2	475	10.279262	11.334455	5,156	2.62%	1.00%	2.00%	14.37%	15.53%
Templeton Global Bond VIP Fund -Class 2	259	12.922941	14.112307	3,552	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	523	17.228354	18.996164	10,504	1.37%	1.00%	2.00%	15.78%	16.96%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	21.246740	23.427347	5,619	0.15%	1.00%	2.00%	24.55%	25.82%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	19.750410	20.696801	143	0.69%	1.40%	1.70%	24.54%	24.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,099	7.423341	8.185656	10,180	1.65%	1.00%	2.00%	28.20%	29.50%
Janus Henderson VIT Research Portfolio-Service Shares	165	18.321284	19.806754	3,452	0.23%	1.00%	1.80%	25.27%	26.28%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	48	12.790583	13.766849	696	3.05%	1.00%	1.75%	4.39%	5.18%
Mid Cap Growth Portfolio - Class I	114	16.528482	17.868932	2,003	0.00%	1.00%	1.80%	36.27%	37.38%
U.S. Real Estate Portfolio - Class I	96	34.389299	36.605119	3,492	1.50%	1.40%	1.80%	1.26%	1.67%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	99	18.111866	19.494631	2,322	0.28%	1.00%	1.75%	22.55%	23.49%
Mid Cap Growth Portfolio-Class S	21	12.137627	12.217926	253	0.00%	1.40%	1.70%	22.45%	22.82%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	410	15.710273	17.322584	7,242	0.01%	1.00%	2.00%	23.98%	25.24%
Oppenheimer Conservative Balanced Fund	71	10.676461	11.491552	1,036	1.74%	1.00%	1.75%	7.05%	7.86%
Oppenheimer Global Fund/VA-Service Shares	258	16.906251	18.641507	5,682	0.73%	1.00%	2.00%	33.60%	34.96%
Oppenheimer Main Street Fund®/VA-Service Shares	259	17.971854	19.816209	5,198	1.04%	1.00%	2.00%	14.31%	15.47%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	168	21.181568	22.899263	4,909	0.65%	1.00%	1.80%	11.87%	12.78%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	250	15.166707	16.722992	4,304	4.91%	1.00%	2.00%	4.50%	5.56%
PIMCO Real Return Portfolio - Administrative Class	464	11.445035	12.619489	6,082	2.41%	1.00%	2.00%	1.59%	2.63%
PIMCO Total Return Portfolio - Administrative Class	1,117	12.892705	14.215674	15,803	2.04%	1.00%	2.00%	2.83%	3.87%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	18.096689	18.963580	439	0.39%	1.40%	1.70%	12.91%	13.25%
Wilshire Variable Insurance Trust:
2015 Fund	24	13.699305	14.745082	330	3.08%	1.00%	1.75%	9.57%	10.41%
2025 Fund	72	13.590910	14.628388	1,004	2.95%	1.00%	1.75%	12.18%	13.04%
2035 Fund	71	13.636860	14.677922	947	3.36%	1.00%	1.75%	14.95%	15.83%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.